UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Intermediate Municipal Income

Fund

Annual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Municipal Income Fund	7.96%	4.80%	4.85%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Municipal Income Fund, a class of the fund, on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a low double-digit return for the 12 months ending December 31, 2011, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 10.70%, significantly outpacing the 7.84% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. In early 2011, muni prices fell due to inflation concern, uncertain tax policy, anticipated heavy supply and the lingering effects of late-2010 headlines forecasting an unprecedented wave of issuer defaults. But in February, munis began what amounted to a virtually uninterrupted rally, as demand surged, supply was muted, widespread defaults didn't materialize and the fiscal health of issuers improved. During the summer, a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand for munis, as U.S. investors sought haven against global economic uncertainty. The muni sector lost modest ground in October, due in part to the ongoing challenging credit environment and various proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. However, those losses were quickly erased in November, and munis posted a strong gain in December.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity® Intermediate Municipal Income Fund: For the year, the fund's Retail Class shares returned 7.96%, while the Barclays Capital 1-17 Year Municipal Bond Index rose 8.80%. The fund's yield-curve positioning and overweighting in bonds that were candidates for refunding were the primary detractors. In terms of yield-curve positioning, underweighting 10-year bonds hurt relative performance, because they were among the market's best performers. An overweighting in bonds that were candidates for refunding hurt, because these securities didn't fare as well as I had expected given that they typically had shorter maturities and were callable. Aiding relative performance was an overweighting in investor-owned utility securities, which outpaced the index because of their comparatively high yields and strong investor demand. The fund's relative performance also was aided by an overweighting in general obligation bonds issued by the state of California, which were some of the better-performing securities in the marketplace due to muted supply and strong demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Class A	.67%
Actual		$ 1,000.00	$ 1,043.30	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Class T	.65%
Actual		$ 1,000.00	$ 1,044.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Class B	1.30%
Actual		$ 1,000.00	$ 1,040.00	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class C	1.44%
Actual		$ 1,000.00	$ 1,040.20	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Intermediate Municipal Income	.39%
Actual		$ 1,000.00	$ 1,045.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.99
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,045.50	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.2	14.1
New York	12.9	15.9
Illinois	12.0	11.1
Florida	8.5	8.1
Texas	8.2	9.0
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.7	33.8
Health Care	14.4	15.1
Electric Utilities	10.9	12.0
Special Tax	10.6	12.3
Transportation	6.4	7.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	5.0	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	5.2	5.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 6.6%	AAA 9.8%
AA,A 75.9%	AA,A 78.5%
BBB 7.4%	BBB 6.9%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.5%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 7.3%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Bonds - 92.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,037
Series 2005 A2, 5% 6/1/12	1,500	1,528
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,083
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,943
5.5% 1/1/22	2,300	2,080
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,042
		18,713
Arizona - 2.2%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,992
5% 10/1/17 (FSA Insured)	10,000	11,619
5% 10/1/18 (FSA Insured)	2,500	2,911
5.25% 10/1/20 (FSA Insured)	6,695	7,905
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,200
Series 2008 D:
5.5% 1/1/38	6,300	6,614
6% 1/1/27	1,400	1,556
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,403
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,521
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,234
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,303
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,953
5% 7/1/20	2,550	2,842
5% 7/1/21	1,505	1,668
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (c)	2,450	2,508
5.5% 7/1/13 (c)	1,005	1,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	$ 1,050	$ 1,304
Series 2011 C, 5% 7/1/21	1,000	1,240
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Pre-Refunded to 7/1/12 @ 100)	1,090	1,118
Series 2009 A:
5% 7/1/14	1,500	1,657
5% 7/1/18	7,665	9,302
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	2,250	2,697
5% 7/1/25	2,000	2,265
		99,883
California - 14.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,863
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,702
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20	5,000	6,288
5% 12/1/25	2,195	2,631
5% 12/1/29	4,865	5,635
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,065
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101)	2,600	2,670
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,516
Series 2004 A:
5% 7/1/15	4,775	5,253
5.25% 7/1/12	1,210	1,239
5.25% 7/1/14	3,900	4,330
Series 2009 A:
5% 7/1/15	8,990	9,890
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,899
5% 7/1/19	7,625	9,339
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,367
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,672
5.25% 7/1/14	3,445	3,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/14 (Escrowed to Maturity)	$ 2,995	$ 3,346
Series 2009 B, 5% 7/1/20	5,600	6,759
Series A, 5% 7/1/18	4,510	5,495
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,666
5% 3/1/15	2,415	2,704
5% 8/1/16	6,070	7,011
5% 3/1/19	1,470	1,732
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,145
5% 3/1/26	2,200	2,335
5% 6/1/27 (AMBAC Insured)	1,800	1,919
5.125% 11/1/24	1,900	2,037
5.25% 3/1/12	2,210	2,227
5.25% 2/1/15	5,000	5,349
5.25% 2/1/16	8,500	9,124
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,655
5.25% 2/1/28	3,400	3,547
5.25% 12/1/33	110	114
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,484
5.5% 4/1/13 (AMBAC Insured)	1,000	1,060
5.5% 8/1/29	13,900	15,330
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,430
5.5% 8/1/30	10,000	10,913
5.5% 11/1/33	21,355	22,414
6% 3/1/33	12,375	14,372
6% 4/1/38	7,500	8,464
6% 11/1/39	35,800	40,695
6.5% 4/1/33	150	180
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,346
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,588
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	135
6.5% 10/1/38	5,300	6,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	$ 3,000	$ 3,236
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,427
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,437
Series 2011 D, 5% 8/15/35	3,000	3,055
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (b)(c)	2,600	2,601
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,400	3,559
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,409
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,698
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,128
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,846
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,427
5.25% 10/1/25	4,000	4,356
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	17,490
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,673
5% 12/1/21	2,500	2,809
Series 2005 K, 5% 11/1/16	7,195	8,033
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,460
Series 2009 G1, 5.75% 10/1/30	2,100	2,278
Series 2009 I, 6.125% 11/1/29	1,300	1,484
Series 2010 A, 5.75% 3/1/30	4,100	4,479
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,111
Series 2009 A:
5.75% 11/1/25	5,000	5,787
5.75% 11/1/28	5,000	5,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,045
5% 6/15/13	8,665	9,181
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	708
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,339
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,958
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,104
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,623
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,654
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.75% 1/15/40	1,600	1,525
5.875% 1/15/27	1,000	1,007
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,175
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,210
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,643
Series 2010 C, 5.25% 8/1/39	3,700	4,106
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,507
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,367
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,534
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series A2, 5% 7/1/25 (FSA Insured)	$ 1,500	$ 1,627
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (c)	1,835	1,835
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,909
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,532
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,167
5% 7/1/23	3,800	4,369
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,766
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,177
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,432
5% 7/1/20	2,000	2,383
5% 7/1/21	1,500	1,761
5% 7/1/22	2,250	2,614
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,640
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,646
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,420	3,539
Poway Unified School District:
0% 8/1/36	4,200	973
0% 8/1/37	5,830	1,270
0% 8/1/38	4,650	952
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,681
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	844
5.25% 7/1/21	700	845
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,311
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,719
6.5% 8/1/27	3,500	4,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A: - continued
6.5% 8/1/28	$ 2,750	$ 3,268
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,592
5.25% 8/1/26	2,200	2,292
5.5% 8/1/20	2,000	2,303
Series 2009 B, 5% 8/1/18	7,355	8,259
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,839
5% 5/15/22	2,000	2,343
Series 2009 B, 5% 5/15/12	500	509
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,451
0% 7/1/47	13,000	1,469
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Pre-Refunded to 5/1/12 @ 100) (c)	1,395	1,415
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,533
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,615
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,202
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,388
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,800
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,334
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	944
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,310
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,827
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2009 O, 5.25% 5/15/39	$ 1,900	$ 2,070
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,807
		634,272
Colorado - 0.9%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity)	5,000	4,985
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,106
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,492
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,545
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,146
5% 11/15/12 (Escrowed to Maturity)	120	125
5% 11/15/14	1,105	1,220
5% 11/15/14 (Escrowed to Maturity)	60	67
Series 2006 F:
5% 11/15/13	395	424
5% 11/15/13 (Escrowed to Maturity)	890	965
5% 11/15/14	420	464
5% 11/15/14 (Escrowed to Maturity)	935	1,050
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,138
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	677
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,336
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,507
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	$ 1,000	$ 1,148
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,139
Series 2010 A:
0% 9/1/35	2,000	395
0% 9/1/37	3,000	503
0% 9/1/38	3,760	587
		39,167
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,892
5% 2/1/15	10,000	11,288
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,047
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,200
		25,427
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,063
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,382
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,847
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,572
5% 4/1/14	2,000	2,143
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,590
		25,597
Florida - 8.5%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000	$ 4,028
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,619
Series 2011 A1, 5% 6/1/18	2,000	2,219
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,505
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	4,041
Series 2011:
5% 12/1/21	1,300	1,584
5% 12/1/23	2,245	2,655
5% 12/1/24	2,365	2,761
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,867
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,298
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,348
Series 2011 C:
5% 6/1/20	12,380	15,305
5% 6/1/21	13,005	16,146
5% 6/1/22	10,000	12,168
Series A, 5.5% 6/1/38	1,800	2,011
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,971
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,866
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,785
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,012
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,478
Series 2005 I:
5% 11/15/17	2,600	2,990
5% 11/15/18	2,000	2,324
Series 2008 B, 6% 11/15/37	12,000	12,998
Series B:
5% 11/15/17	1,050	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series B:
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	$ 150	$ 173
Series G:
5% 11/15/12	965	1,001
5% 11/15/12 (Escrowed to Maturity)	35	36
5% 11/15/13	1,545	1,658
5% 11/15/13 (Escrowed to Maturity)	55	59
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	8,943
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,838
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,868
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,199
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,490
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,018
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,215
5% 9/1/22	2,270	2,673
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,478
5% 10/1/14	7,000	7,617
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,124
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,325
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,139
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,380
5% 11/15/14	2,485	2,700
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,580
5.25% 6/1/24	3,750	4,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	$ 4,700	$ 4,921
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,575
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,181
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,380
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,350
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,607
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,790
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,906
5% 8/1/15 (AMBAC Insured)	5,990	6,507
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,654
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,884
5.75% 10/1/43	1,850	1,906
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,058
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,433
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,793
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,897
5% 11/1/14 (FSA Insured)	1,825	1,945
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,164
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	1,500	1,819
5% 10/1/20	3,500	4,260
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	$ 3,535	$ 3,621
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,377
Series 2011, 5% 10/1/24	8,600	9,902
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,867
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,650
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,524
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,042
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,810
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,602
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,758
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,730
5% 10/1/18 (FSA Insured) (c)	10,515	11,864
5% 10/1/19 (FSA Insured) (c)	5,965	6,691
		380,640
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (c)	4,000	4,000
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (c)	1,200	1,252
Series 2011 B, 5% 1/1/13 (c)	1,000	1,040
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,400	8,566
Series 2008, 0.8%, tender 6/21/12 (b)	15,145	15,161
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	11,456
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,620
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	$ 3,000	$ 3,351
5% 11/1/18	6,000	7,013
5% 11/1/19	3,000	3,534
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	40
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,754
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	12,604
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	572
5% 9/15/14	715	740
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,562
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,916
5.25% 1/1/20	1,625	1,985
Series 2008 D, 5.75% 1/1/19	11,500	14,042
Series 2009 B, 5% 1/1/16	2,500	2,819
Series 2011 A, 5% 1/1/21	9,000	10,793
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,390
5% 10/1/13	1,450	1,540
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,380
		143,850
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,569
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,463
		10,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,979
6.75% 11/1/37	2,600	2,900
		5,879
Illinois - 12.0%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,582
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,046
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	878
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,744
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,032
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,774
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,806
Series 2010 F, 5% 12/1/31	20,000	20,846
Series 2011A, 5.5% 12/1/39	5,900	6,441
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,712
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,192
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	775
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	375
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	196
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	996
Series 2006 A, 5% 1/1/23	10,975	11,743
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100)	3,580	3,671
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2010 D:
5.25% 1/1/18 (c)	$ 750	$ 845
5.25% 1/1/19 (c)	5,125	5,789
Series 2011 B, 5% 1/1/20	4,430	5,120
Series 2011 C, 6.5% 1/1/41	14,300	16,671
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,100
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,868
Series 2010 C:
5% 1/1/22	3,155	3,815
5% 1/1/23	3,400	4,056
5% 1/1/24	2,000	2,341
5.25% 1/1/37	3,385	3,675
5.25% 1/1/40	1,575	1,706
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,200
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,747
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity)	1,470	1,470
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,870
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,704
5% 6/1/19 (AMBAC Insured)	3,705	4,078
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	892
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,394
Series 2008, 5.25% 11/1/33	5,200	5,486
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,464
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,169
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	634
Series 2009 D, 5% 11/15/17	3,250	3,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2010 A, 5.25% 11/15/24	$ 17,925	$ 20,253
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,834
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,983
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,424
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(c)	6,320	6,492
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,517
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	508
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	556
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,095
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,406
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,142
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,666
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,500
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,689
5.25% 10/1/14	2,290	2,427
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,920
(Alexian Brothers Health Sys. Proj.) Series 2008:
5% 1/1/20 (FSA Insured)	5,600	6,339
5.5% 2/15/38	5,000	5,135
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,076
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	$ 2,815	$ 3,065
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,808
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,975
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,492
5% 5/15/19	3,940	4,451
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,248
6.25% 5/1/21	6,395	7,020
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	807
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,161
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,416
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	10,042
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,363
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,042
Series 2008 A, 5.625% 1/1/37	12,175	12,295
Series 2009:
6.875% 8/15/38	325	341
7% 8/15/44	1,165	1,225
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,034
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,472
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,808
Series 2004 A, 5% 3/1/12	1,000	1,006
Series 2004 B, 5% 3/1/13	1,475	1,540
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,956
Series 2006:
5% 1/1/18	9,600	10,910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5% 1/1/19	$ 3,200	$ 3,653
Series 2007 B, 5% 1/1/15	1,150	1,258
Series 2009 A, 3.5% 9/1/13	3,000	3,111
Series 2010:
4% 1/1/13	3,900	4,011
5% 1/1/21 (FSA Insured)	10,000	11,111
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,609
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,300
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,351
5% 6/15/16	10,000	11,555
Series 2011, 4% 6/15/13	2,900	3,032
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,726
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,740
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,665
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,665
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,230
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,553
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	825
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,015
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,673
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C: - continued
0% 12/1/14 (FSA Insured)	$ 5,180	$ 4,874
0% 12/1/15 (FSA Insured)	3,810	3,480
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,599
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,576
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,550	3,095
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,720
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,009
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,179
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,009
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,193
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	5,459
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,132
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,829
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	551
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,284
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,132
5% 10/1/19	1,475	1,631
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,903
0% 4/1/14	3,500	3,352
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,475
0% 11/1/14 (FSA Insured)	1,285	1,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (Escrowed to Maturity)	$ 995	$ 937
0% 11/1/16 (FSA Insured)	3,005	2,600
0% 11/1/17 (FSA Insured)	1,300	1,089
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	930
		538,161
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,043
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,217
5% 1/10/14 (FSA Insured)	1,180	1,276
5% 7/10/14 (FSA Insured)	1,215	1,327
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,535
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,644
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,297
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,922
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,314
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,832
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,144
5.25% 7/15/16 (FSA Insured)	2,095	2,442
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,903
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,797
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,545
5% 12/1/17	855	995
Series 2010 A, 5% 2/1/17	3,700	4,416
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.7%, tender 3/1/12 (b)	13,500	13,500
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,679
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,799
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,189
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,707
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,650
0% 12/1/17 (AMBAC Insured)	1,470	1,278
0% 6/1/18 (AMBAC Insured)	1,740	1,486
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (c)	1,110	1,155
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,796
5% 10/1/21	5,500	6,551
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,090	1,120
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,210
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,763
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,509
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,847
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,497
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,841
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,999
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,633
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,519
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,006
		128,852
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,929
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	335
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,203
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,060
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,043
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,043
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,008
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,614
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,648
		13,954
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,450
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,352
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,179
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,116
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 23,325	$ 24,153
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (c)	2,250	2,303
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,630
		67,351
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,003
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,326
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,088
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,318
5% 7/1/15	2,740	2,995
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,833
0% 9/1/13 (AMBAC Insured)	1,400	1,340
		17,903
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,576
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,243
6% 7/1/38	1,800	2,042
		8,861
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,844
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	4,910
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	$ 1,190	$ 1,345
5% 7/1/18	2,500	2,858
Series 2010, 5.125% 7/1/39	3,600	3,767
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,935
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,786
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	583
5% 4/1/16	1,665	1,919
		25,969
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,193
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	116
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	715
5% 1/1/13	750	777
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,179
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,253
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,837
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,081
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,942
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,390
Series 2007 B, 5% 11/1/15	7,000	8,067
Series 2007 C:
5.25% 8/1/22	3,300	3,899
5.25% 8/1/23	1,600	1,881
5.25% 8/1/24	4,000	4,675
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E2, 5% 7/1/12	$ 2,075	$ 2,115
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,869
5% 7/1/21	4,700	5,512
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,155
5%, tender 7/1/15 (b)	7,000	7,660
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,820
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	2,913
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	1,000	1,000
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	973
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	3,755
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,749
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		92,581
Michigan - 2.1%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,163
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,537
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,294
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,067
Series 2006 D, 0.849% 7/1/32 (b)	5,530	3,674
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,779
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,395
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	$ 1,290	$ 1,417
5% 12/1/15	665	747
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,545
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,396
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,162
5% 11/15/21	650	755
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,643
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,013
5.5% 3/1/17	1,885	1,909
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,019
Series 2008 A:
5% 5/15/12	1,250	1,270
5% 5/15/13	1,500	1,577
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,223
5% 12/1/26	980	1,032
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	263
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,065
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,307
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,376
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,091
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,054
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,881
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,193
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009: - continued
4% 1/1/14	$ 1,100	$ 1,163
5% 1/1/15	1,585	1,743
		92,788
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	587
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (c)	1,000	1,043
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,316
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,816
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,358
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,937
5% 1/1/20	4,500	5,429
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,090	1,129
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,699
5.5% 7/1/18	1,400	1,593
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	404
5% 5/15/13	395	409
5% 5/15/14	250	264
		30,984
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,337
5% 8/15/13	1,500	1,572
		2,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	$ 1,000	$ 1,035
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100)	1,000	1,035
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,116
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,129
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	383
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	2,037
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	1,500	1,648
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,949
		10,332
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,418
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,852
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,546
		5,398
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (c)	1,500	1,558
5.375% 7/1/20 (AMBAC Insured) (c)	1,100	1,138
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,086
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100)	1,000	1,023
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	$ 1,000	$ 1,051
5% 7/1/14	1,000	1,079
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,300	2,403
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,779
		21,797
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	608
New Jersey - 1.9%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,788
Series 2005 B, 5% 2/15/13	2,210	2,275
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,725
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,350
5.25% 6/15/21	4,500	5,129
5.25% 6/15/22	10,585	11,790
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,526
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,352
5.25% 3/1/21	6,500	7,134
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,317
5.25% 3/1/23	1,500	1,630
5.25% 3/1/24	5,550	6,021
5.25% 3/1/25	4,200	4,534
5.25% 3/1/26	4,700	5,048
Series 2008 Y, 5% 9/1/12	2,545	2,624
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	$ 3,735	$ 4,070
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	6,420	7,107
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	3,035	3,643
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,101
		85,822
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,750
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,421
4% 9/1/16	3,000	3,309
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,456
		40,936
New York - 12.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,176
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,943
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,200
5.75% 7/1/40	1,000	1,050
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	5,083
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100)	2,240	2,280
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,169
5.75% 5/1/19 (FSA Insured)	5,590	6,071
5.75% 5/1/22 (FSA Insured)	8,525	9,098
5.75% 5/1/25 (FSA Insured)	1,715	1,824
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,025
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	2,495	2,682
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	4,015
Series 2005 G, 5% 8/1/14	6,500	7,188
Series 2008 E, 5% 8/1/13	11,760	12,595
Series 2010 C, 5% 8/1/14	10,000	11,059
Series 2010 E, 5% 8/1/16	11,210	13,143
Series C:
5.5% 8/1/13	1,965	2,071
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	37
Series J:
5% 3/1/12	1,105	1,113
5% 3/1/12 (Escrowed to Maturity)	1,915	1,929
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,327
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	892
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,333
Series 2009 S2, 6% 7/15/38	7,000	7,983
Series 2009 S3, 5.25% 1/15/34	20,000	21,607
Series 2009 S4, 5.75% 1/15/39	6,400	7,109
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,803
5% 2/1/21	3,510	4,363
Series 2010 B, 5% 11/1/20	37,195	45,723
Series 2010 D:
5% 11/1/15	1,475	1,694
5% 11/1/16	9,410	11,139
Series 2012 A, 5% 11/1/21	5,460	6,837
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,925
Series 2009 A:
5% 3/15/17	9,975	11,906
5% 3/15/19	11,040	13,657
Series 2009 D, 5% 6/15/13	28,070	29,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series A:
5% 2/15/19	$ 1,000	$ 1,237
5% 2/15/20	3,000	3,750
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	5,275	5,513
Series A:
5.75% 7/1/13	1,930	2,015
5.75% 7/1/13 (AMBAC Insured)	625	652
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	6,855	6,891
5% 2/15/13	6,545	6,872
5% 8/15/13	7,390	7,914
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,047
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	840
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,706
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,055
Series 2009 A:
5% 7/1/20	5,000	5,916
5% 7/1/21	12,335	14,494
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,931
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,636
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,951
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,574
Series 2005 C, 5.25% 11/15/14	1,000	1,117
Series 2008 C, 6.5% 11/15/28	11,300	13,511
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	28,100	28,215
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,458
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	$ 3,420	$ 3,613
5% 4/1/14	1,500	1,642
Series 2010 A, 5% 4/1/23	8,195	9,651
Series 2011 A, 5% 4/1/19	2,000	2,426
Series 2011 A1, 5% 4/1/20	2,220	2,725
Series 2011 A2, 5% 4/1/21	2,000	2,447
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,758
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	4,085	4,246
Series 2008 D, 5% 1/1/13	9,500	9,931
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,033
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,370	6,545
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,340
5.25% 6/1/22 (AMBAC Insured)	9,450	9,979
5.5% 6/1/19	1,000	1,074
Series 2003 B, 5.5% 6/1/18	5,645	5,765
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	11,520	11,766
Series 2003B 1C:
5.5% 6/1/19	4,700	5,048
5.5% 6/1/20	800	857
5.5% 6/1/22	600	640
Series 2011, 5% 6/1/16	17,000	19,512
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,000
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,248
		565,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	$ 1,215	$ 1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,386
		5,605
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,711
5.25% 6/1/20 (AMBAC Insured)	1,520	1,614
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,679
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,337
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,553
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,391
5% 1/1/16	3,000	3,423
5% 1/1/20	2,110	2,482
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,609
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,479
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,819
5% 6/1/22	4,000	4,495
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,829
6% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	4,700
		38,121
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100)	3,685	3,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,019
5% 7/1/14	1,000	1,066
		5,851
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,690
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A1, 5% 6/1/16	3,300	3,503
Series 2007 A1, 5% 6/1/17	3,780	4,003
Series 2007 A2:
5.75% 6/1/34	2,000	1,431
6% 6/1/42	1,500	1,098
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,536
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,322
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,647
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,859
5% 10/1/22	2,000	2,324
5% 10/1/23	3,000	3,440
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,200
Series 2010 B, 4% 9/15/15	2,830	3,144
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,870
5% 8/1/16	3,480	4,094
Series 2010 B, 5% 8/1/15	15,775	18,032
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,201
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,312
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	$ 5,900	$ 6,629
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	15,000	15,592
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	25
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100)	975	996
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	503
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,447
		114,741
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,195
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,410
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,718
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,422
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,538
5% 8/15/13	1,260	1,339
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,771
5% 1/1/22 (FSA Insured)	12,455	14,658
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,432
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,078
5% 12/15/14	850	941
		35,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	$ 3,500	$ 3,756
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,637
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,210	1,210
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,622
Series 2008 B:
5% 6/15/12	2,000	2,041
5% 6/15/13	2,000	2,119
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,417
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,139
5% 12/15/13	1,155	1,190
Series 2006 B, 5% 12/15/13	3,115	3,209
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,049
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,615
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,999
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,698
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,594
Series 2009 A, 5% 6/1/17	2,925	3,249
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (c)	1,300	1,309
6.5% 11/1/16 (c)	1,100	1,109
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,426
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,080
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,017
Series 2009 B, 5% 12/1/16	12,500	14,504
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,793
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,223
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,005
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,841
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	738
Series 2010 C:
5% 9/1/20	14,000	15,812
5% 9/1/21	6,000	6,729
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,335
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,038
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,021
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,769
5% 9/1/20 (FSA Insured)	1,000	1,183
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,490
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,063
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,408
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,394
		143,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.4%
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(c)	$ 10,400	$ 10,401
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,492
		15,893
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,130
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	677
		2,807
South Carolina - 0.5%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,407
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,516
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,619
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	814
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,265
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,152
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,087
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2011 B, 5% 12/1/20	2,275	2,865
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,536
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,022
		21,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 422
5.25% 11/1/18	1,000	1,155
		1,577
Tennessee - 0.9%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,739
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101)	5,100	5,240
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,320
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,778
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,153
Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,767
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,718
4.75% 7/1/15	3,560	3,897
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,709
0% 12/1/12 (Escrowed to Maturity)	235	234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,642
		41,197
Texas - 8.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,970
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,602
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	975
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B: - continued
6% 1/1/18	$ 1,000	$ 1,037
6% 1/1/19	1,335	1,373
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,564
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,648
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,587
5% 11/15/17	1,375	1,653
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,184
5.25% 2/15/42	6,000	6,438
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,527
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,267
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	178
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100)	1,190	1,210
5.375% 5/1/16 (FSA Insured)	185	188
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100)	1,240	1,260
5.375% 5/1/17 (FSA Insured)	195	198
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,149
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,332
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,217
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,672
5% 8/15/13	9,575	10,059
Clint Independent School District Series 2003:
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	810	836
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	190	196
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	1,500	1,509
Series A, 0% 2/15/16	3,640	3,457
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Series 2008: - continued
5.25% 12/1/43	$ 2,555	$ 2,743
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,672
5% 11/1/16	3,000	3,493
5% 11/1/21	1,500	1,666
Series 2009, 5% 11/1/19	1,000	1,191
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,551
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,959
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,508
Series 2009, 5% 2/15/17	1,220	1,461
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,879
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,098
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,278
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,891
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,476
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,779
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,384
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,282
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,747
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100)	1,000	1,008
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100)	1,140	1,149
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,993
Series A, 5.5% 7/1/39	6,000	6,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District:
Series 2005 A, 0% 2/15/16	$ 6,395	$ 6,073
0% 8/15/15	2,000	1,920
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,988
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,187
0% 2/15/17	1,400	1,306
Series 2009, 4% 2/15/14	410	437
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,095
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,280
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	983
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,587
0% 8/15/17	1,020	941
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,608
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,560
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,637
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,781
Series 2010:
5% 5/15/14	6,000	6,569
5% 5/15/15	2,475	2,790
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,566
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,150
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,201
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.05%, tender 1/3/12 (b)	6,200	6,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	$ 520	$ 524
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100)	3,480	3,509
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,635
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,289
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,862
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,237
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,542
Northside Independent School District Series A:
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	2,250	2,262
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	725	729
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,338
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,778
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,210
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,154
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	20
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	1,025	1,031
5.375% 2/15/18	25	25
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100)	1,345	1,353
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100)	1,000	1,030
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	1,050	1,081
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,356
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	2,505	2,514
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	3,140	3,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	$ 355	$ 356
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,823
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,992
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,810
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	4,092
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,426
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,013
Series 2009:
5% 10/1/19	3,045	3,690
5% 10/1/20	2,180	2,621
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,744
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,263
5% 11/15/14	2,005	2,213
5% 11/15/15	1,880	2,119
5.75% 11/15/24	4,700	5,352
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,002
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,943
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,456
Series 2011 A:
5% 8/1/19 (c)	1,545	1,860
5% 8/1/21 (c)	1,530	1,838
Series 2011 B, 2% 8/1/12 (c)	3,300	3,330
Series 2011 C:
5% 8/1/20 (c)	1,625	1,960
5% 8/1/21 (c)	1,460	1,754
Series B, 0% 10/1/13	8,900	8,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,200	$ 7,610
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,447
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,418
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,019
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,850
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,149
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,050
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,198
Waller Independent School District:
5.5% 2/15/26	3,220	3,695
5.5% 2/15/33	4,160	4,621
5.5% 2/15/37	4,820	5,288
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,428
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,190	1,230
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	60	62
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	819
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,941
		367,170
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,847
5% 8/15/18	2,500	2,942
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,626
		13,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 2,320	$ 2,328
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,029
5% 12/1/14 (FSA Insured)	1,200	1,281
5% 12/1/15 (FSA Insured)	1,000	1,088
		5,726
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,412
5% 10/1/14	3,000	3,211
		6,623
Virginia - 0.6%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(c)	7,500	7,679
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,239
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,987
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,631
		25,536
Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,431
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,241
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,046
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,431
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.: - continued
Series 2012 A:
5% 7/1/19 (a)	$ 10,000	$ 12,021
5% 7/1/20 (a)	25,000	30,251
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	149
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100)	1,855	1,921
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,083
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,545
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,401
Series 2009, 5.25% 1/1/42	1,900	2,059
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,537
5% 12/1/19	1,385	1,678
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,081
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,082
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,740
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity)	2,025	2,019
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,033
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,710
5% 8/15/16	2,500	2,731
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	$ 4,400	$ 4,693
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,980
		116,221
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,040
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,544
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,487
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,076
		7,147
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	875	896
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	1,300	1,332
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	60
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100)	970	977
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,274
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,813
5.75% 7/1/30	2,000	2,072
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,071
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	906
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101)	1,760	1,788
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101)	1,000	1,016
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101)	1,000	1,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,857
Series 2006 A, 5% 8/15/12	4,795	4,892
		20,970
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,920
TOTAL MUNICIPAL BONDS (Cost $3,895,004)		4,141,041
Municipal Notes - 0.3%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (a) (Cost $12,860)	12,800	12,867
TOTAL INVESTMENT PORTFOLIO - 92.7% (Cost $3,907,864)		4,153,908
NET OTHER ASSETS (LIABILITIES) - 7.3%		325,105
NET ASSETS - 100%		$ 4,479,013
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.7%
Health Care	14.4%
Electric Utilities	10.9%
Special Tax	10.6%
Transportation	6.4%
Escrowed/Pre-Refunded	6.2%
Others (Individually Less Than 5%)	10.5%
Net Other Assets	7.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,907,864)		$ 4,153,908
Cash		330,532
Receivable for fund shares sold		4,757
Interest receivable		52,075
Prepaid expenses		9
Other receivables		12
Total assets		4,541,293

Liabilities
Payable for investments purchased Regular delivery	$ 3,100
Delayed delivery	51,464
Payable for fund shares redeemed	2,112
Distributions payable	3,705
Accrued management fee	1,033
Distribution and service plan fees payable	84
Other affiliated payables	729
Other payables and accrued expenses	53
Total liabilities		62,280

Net Assets		$ 4,479,013
Net Assets consist of:
Paid in capital		$ 4,234,788
Distributions in excess of net investment income		(1,174)
Accumulated undistributed net realized gain (loss) on investments		(645)
Net unrealized appreciation (depreciation) on investments		246,044
Net Assets		$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($115,397 ÷ 11,039.1 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class T: Net Asset Value and redemption price per share ($17,701 ÷ 1,694.2 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class B: Net Asset Value and offering price per share ($3,269 ÷ 312.7 shares)A	$ 10.45

Class C: Net Asset Value and offering price per share ($65,466 ÷ 6,260.4 shares)A	$ 10.46

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,003,449 ÷ 383,218.0 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($273,731 ÷ 26,164.5 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2011

Investment Income
Interest		$ 159,112

Expenses
Management fee	$ 12,199
Transfer agent fees	3,650
Distribution and service plan fees	932
Accounting fees and expenses	625
Custodian fees and expenses	49
Independent trustees' compensation	15
Registration fees	202
Audit	59
Legal	12
Miscellaneous	51
Total expenses before reductions	17,794
Expense reductions	(50)	17,744
Net investment income (loss)		141,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(645)
Change in net unrealized appreciation (depreciation) on investment securities		177,505
Net gain (loss)		176,860
Net increase (decrease) in net assets resulting from operations		$ 318,228

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,368	$ 163,512
Net realized gain (loss)	(645)	29,817
Change in net unrealized appreciation (depreciation)	177,505	(55,348)
Net increase (decrease) in net assets resulting from operations	318,228	137,981
Distributions to shareholders from net investment income	(142,667)	(163,474)
Distributions to shareholders from net realized gain	(4,880)	(18,404)
Total distributions	(147,547)	(181,878)
Share transactions - net increase (decrease)	31,139	(282,578)
Redemption fees	58	77
Total increase (decrease) in net assets	201,878	(326,398)

Net Assets
Beginning of period	4,277,135	4,603,533
End of period (including distributions in excess of net investment income of $1,174 and undistributed net investment income of $125, respectively)	$ 4,479,013	$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.318	.318	.325	.344	.357
Net realized and unrealized gain (loss)	.435	(.088)	.482	(.277)	.005
Total from investment operations	.753	.230	.807	.067	.362
Distributions from net investment income	(.321)	(.317)	(.327)	(.346)	(.357)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.333)	(.360)	(.327)	(.348)	(.372)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	7.65%	2.25%	8.43%	.69%	3.71%
Ratios to Average Net Assets D,F
Expenses before reductions	.68%	.68%	.71%	.68%	.68%
Expenses net of fee waivers, if any	.68%	.68%	.71%	.68%	.68%
Expenses net of all reductions	.68%	.68%	.71%	.61%	.61%
Net investment income (loss)	3.12%	3.09%	3.25%	3.55%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$ 115	$ 113	$ 106	$ 43	$ 6
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.319	.320	.328	.347	.355
Net realized and unrealized gain (loss)	.436	(.087)	.481	(.279)	.006
Total from investment operations	.755	.233	.809	.068	.361
Distributions from net investment income	(.323)	(.320)	(.329)	(.347)	(.356)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.335)	(.363)	(.329)	(.349)	(.371)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	7.67%	2.28%	8.46%	.70%	3.70%
Ratios to Average Net Assets D,F
Expenses before reductions	.67%	.66%	.69%	.68%	.68%
Expenses net of fee waivers, if any	.67%	.66%	.69%	.68%	.68%
Expenses net of all reductions	.67%	.65%	.68%	.63%	.63%
Net investment income (loss)	3.14%	3.11%	3.28%	3.53%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 13	$ 12	$ 9	$ 5
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.254	.252	.261	.278	.289
Net realized and unrealized gain (loss)	.435	(.087)	.481	(.278)	.003
Total from investment operations	.689	.165	.742	-	.292
Distributions from net investment income	(.257)	(.252)	(.262)	(.279)	(.287)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.269)	(.295)	(.262)	(.281)	(.302)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	6.98%	1.60%	7.73%	0.00% H	2.99%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of fee waivers, if any	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of all reductions	1.31%	1.31%	1.35%	1.31%	1.30%
Net investment income (loss)	2.49%	2.46%	2.61%	2.85%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,269	$ 3,650	$ 3,261	$ 1,403	$ 546
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) C	.240	.240	.252	.271	.283
Net realized and unrealized gain (loss)	.435	(.078)	.480	(.290)	.004
Total from investment operations	.675	.162	.732	(.019)	.287
Distributions from net investment income	(.243)	(.239)	(.252)	(.270)	(.282)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.255)	(.282)	(.252)	(.272)	(.297)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Total Return A,B	6.82%	1.58%	7.63%	(.18)%	2.93%
Ratios to Average Net Assets D,F
Expenses before reductions	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of fee waivers, if any	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of all reductions	1.45%	1.44%	1.45%	1.39%	1.35%
Net investment income (loss)	2.35%	2.33%	2.52%	2.78%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 64	$ 49	$ 15	$ 3
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) B	.347	.347	.355	.372	.381
Net realized and unrealized gain (loss)	.435	(.077)	.472	(.278)	.006
Total from investment operations	.782	.270	.827	.094	.387
Distributions from net investment income	(.350)	(.347)	(.357)	(.373)	(.382)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.362)	(.390)	(.357)	(.375)	(.397)
Redemption fees added to paid in capital B	- F	- F	- F	.001	- F
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Total Return A	7.96%	2.65%	8.65%	.96%	3.97%
Ratios to Average Net Assets C,E
Expenses before reductions	.40%	.39%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.40%	.39%	.41%	.42%	.42%
Expenses net of all reductions	.40%	.39%	.41%	.38%	.37%
Net investment income (loss)	3.41%	3.38%	3.55%	3.79%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 4,003	$ 3,807	$ 3,775	$ 2,694	$ 2,013
Portfolio turnover rate D	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) B	.343	.341	.351	.369	.378
Net realized and unrealized gain (loss)	.435	(.087)	.481	(.276)	.006
Total from investment operations	.778	.254	.832	.093	.384
Distributions from net investment income	(.346)	(.341)	(.352)	(.372)	(.379)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.358)	(.384)	(.352)	(.374)	(.394)
Redemption fees added to paid in capital B	- F	- F	- F	.001	- F
Net asset value, end of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Total Return A	7.91%	2.49%	8.69%	.96%	3.95%
Ratios to Average Net Assets C,E
Expenses before reductions	.44%	.46%	.47%	.43%	.44%
Expenses net of fee waivers, if any	.44%	.46%	.47%	.43%	.44%
Expenses net of all reductions	.44%	.46%	.46%	.36%	.39%
Net investment income (loss)	3.37%	3.31%	3.50%	3.80%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 274	$ 277	$ 660	$ 253	$ 54
Portfolio turnover rate D	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 250,854
Gross unrealized depreciation	(4,682)
Net unrealized appreciation (depreciation) on securities and other investments	$ 246,172

Tax Cost	$ 3,907,736

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (645)
Net unrealized appreciation (depreciation)	$ 246,172

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (645)

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Tax-exempt Income	$ 142,667	$ 163,474
Long-term Capital Gains	4,880	18,404
Total	$ 147,547	$ 181,878

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $564,248 and $770,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .29% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 267	$ 12
Class T	-%	.25%	33	-
Class B	.65%	.25%	31	22
Class C	.75%	.25%	601	157
			$ 932	$ 191

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	2
Class B*	8
Class C*	14
$ 56

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 124.12
Class T	13.10
Class B	3.10
Class C	84.14
Intermediate Municipal Income	3,098.08
Institutional Class	328.12
	$ 3,650

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $42 and $8, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Class A	$ 3,370	$ 3,539
Class T	416	409
Class B	86	90
Class C	1,433	1,378
Intermediate Municipal Income	128,225	136,526
Institutional Class	9,137	21,532
Total	$ 142,667	$ 163,474
From net realized gain
Class A	$ 126	$ 483
Class T	15	56
Class B	4	16
Class C	72	272
Intermediate Municipal Income	4,330	16,416
Institutional Class	333	1,161
Total	$ 4,880	$ 18,404

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Class A
Shares sold	3,563	4,847	$ 36,321	$ 49,807
Reinvestment of distributions	245	274	2,493	2,809
Shares redeemed	(3,985)	(4,315)	(40,305)	(44,153)
Net increase (decrease)	(177)	806	$ (1,491)	$ 8,463
Class T
Shares sold	674	492	$ 6,926	$ 5,033
Reinvestment of distributions	33	34	335	353
Shares redeemed	(332)	(341)	(3,338)	(3,496)
Net increase (decrease)	375	185	$ 3,923	$ 1,890
Class B
Shares sold	28	114	$ 283	$ 1,178
Reinvestment of distributions	5	6	49	58
Shares redeemed	(84)	(77)	(848)	(789)
Net increase (decrease)	(51)	43	$ (516)	$ 447
Class C
Shares sold	1,639	2,729	$ 16,775	$ 28,057
Reinvestment of distributions	99	107	1,007	1,096
Shares redeemed	(1,810)	(1,290)	(18,310)	(13,219)
Net increase (decrease)	(72)	1,546	$ (528)	$ 15,934
Intermediate Municipal Income
Shares sold	106,346	127,500	$ 1,081,129	$ 1,308,373
Reinvestment of distributions	9,123	10,992	92,856	112,544
Shares redeemed	(111,915)	(130,552)	(1,129,814)	(1,334,297)
Net increase (decrease)	3,554	7,940	$ 44,171	$ 86,620
Institutional Class
Shares sold	13,604	38,492	$ 138,309	$ 394,494
Reinvestment of distributions	358	1,519	3,652	15,605
Shares redeemed	(15,429)	(77,239)	(156,381)	(806,031)
Net increase (decrease)	(1,467)	(37,228)	$ (14,420)	$ (395,932)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 4.52% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2010. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LIM-UANN-0212
1.787736.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2011

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	3.35%	3.65%	4.25%
Class T (incl. 4.00% sales charge) B	3.36%	3.67%	4.25%
Class B (incl. contingent deferred sales charge) C	1.98%	3.47%	4.24%
Class C (incl. contingent deferred sales charge) D	5.82%	3.71%	4.19%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 31, 2005. Returns between October 31, 2005, and April 1, 2007, reflect a 0.15% 12b-1 fee. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 31, 2005, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Class A on December 31, 2001, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Class A took place on October 31, 2005. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a low double-digit return for the 12 months ending December 31, 2011, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 10.70%, significantly outpacing the 7.84% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. In early 2011, muni prices fell due to inflation concern, uncertain tax policy, anticipated heavy supply and the lingering effects of late-2010 headlines forecasting an unprecedented wave of issuer defaults. But in February, munis began what amounted to a virtually uninterrupted rally, as demand surged, supply was muted, widespread defaults didn't materialize and the fiscal health of issuers improved. During the summer, a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand for munis, as U.S. investors sought haven against global economic uncertainty. The muni sector lost modest ground in October, due in part to the ongoing challenging credit environment and various proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. However, those losses were quickly erased in November, and munis posted a strong gain in December.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 7.65%, 7.67%, 6.98% and 6.82%, respectively (excluding sales charges), while the Barclays Capital 1-17 Year Municipal Bond Index rose 8.80%. The fund's yield-curve positioning and overweighting in bonds that were candidates for refunding were the primary detractors. In terms of yield-curve positioning, underweighting 10-year bonds hurt relative performance, because they were among the market's best performers. An overweighting in bonds that were candidates for refunding hurt, because these securities didn't fare as well as I had expected given that they typically had shorter maturities and were callable. Aiding relative performance was an overweighting in investor-owned utility securities, which outpaced the index because of their comparatively high yields and strong investor demand. The fund's relative performance also was aided by an overweighting in general obligation bonds issued by the state of California, which were some of the better-performing securities in the marketplace due to muted supply and strong demand.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Class A	.67%
Actual		$ 1,000.00	$ 1,043.30	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Class T	.65%
Actual		$ 1,000.00	$ 1,044.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Class B	1.30%
Actual		$ 1,000.00	$ 1,040.00	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class C	1.44%
Actual		$ 1,000.00	$ 1,040.20	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Intermediate Municipal Income	.39%
Actual		$ 1,000.00	$ 1,045.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.99
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,045.50	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.2	14.1
New York	12.9	15.9
Illinois	12.0	11.1
Florida	8.5	8.1
Texas	8.2	9.0
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.7	33.8
Health Care	14.4	15.1
Electric Utilities	10.9	12.0
Special Tax	10.6	12.3
Transportation	6.4	7.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	5.0	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	5.2	5.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 6.6%	AAA 9.8%
AA,A 75.9%	AA,A 78.5%
BBB 7.4%	BBB 6.9%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.5%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 7.3%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Bonds - 92.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,037
Series 2005 A2, 5% 6/1/12	1,500	1,528
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,083
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,943
5.5% 1/1/22	2,300	2,080
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,042
		18,713
Arizona - 2.2%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,992
5% 10/1/17 (FSA Insured)	10,000	11,619
5% 10/1/18 (FSA Insured)	2,500	2,911
5.25% 10/1/20 (FSA Insured)	6,695	7,905
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,200
Series 2008 D:
5.5% 1/1/38	6,300	6,614
6% 1/1/27	1,400	1,556
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,403
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,521
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,234
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,303
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,953
5% 7/1/20	2,550	2,842
5% 7/1/21	1,505	1,668
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (c)	2,450	2,508
5.5% 7/1/13 (c)	1,005	1,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	$ 1,050	$ 1,304
Series 2011 C, 5% 7/1/21	1,000	1,240
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Pre-Refunded to 7/1/12 @ 100)	1,090	1,118
Series 2009 A:
5% 7/1/14	1,500	1,657
5% 7/1/18	7,665	9,302
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	2,250	2,697
5% 7/1/25	2,000	2,265
		99,883
California - 14.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,863
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,702
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20	5,000	6,288
5% 12/1/25	2,195	2,631
5% 12/1/29	4,865	5,635
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,065
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101)	2,600	2,670
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,516
Series 2004 A:
5% 7/1/15	4,775	5,253
5.25% 7/1/12	1,210	1,239
5.25% 7/1/14	3,900	4,330
Series 2009 A:
5% 7/1/15	8,990	9,890
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,899
5% 7/1/19	7,625	9,339
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,367
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,672
5.25% 7/1/14	3,445	3,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/14 (Escrowed to Maturity)	$ 2,995	$ 3,346
Series 2009 B, 5% 7/1/20	5,600	6,759
Series A, 5% 7/1/18	4,510	5,495
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,666
5% 3/1/15	2,415	2,704
5% 8/1/16	6,070	7,011
5% 3/1/19	1,470	1,732
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,145
5% 3/1/26	2,200	2,335
5% 6/1/27 (AMBAC Insured)	1,800	1,919
5.125% 11/1/24	1,900	2,037
5.25% 3/1/12	2,210	2,227
5.25% 2/1/15	5,000	5,349
5.25% 2/1/16	8,500	9,124
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,655
5.25% 2/1/28	3,400	3,547
5.25% 12/1/33	110	114
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,484
5.5% 4/1/13 (AMBAC Insured)	1,000	1,060
5.5% 8/1/29	13,900	15,330
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,430
5.5% 8/1/30	10,000	10,913
5.5% 11/1/33	21,355	22,414
6% 3/1/33	12,375	14,372
6% 4/1/38	7,500	8,464
6% 11/1/39	35,800	40,695
6.5% 4/1/33	150	180
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,346
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,588
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	135
6.5% 10/1/38	5,300	6,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	$ 3,000	$ 3,236
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,427
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,437
Series 2011 D, 5% 8/15/35	3,000	3,055
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (b)(c)	2,600	2,601
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,400	3,559
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,409
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,698
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,128
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,846
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,427
5.25% 10/1/25	4,000	4,356
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	17,490
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,673
5% 12/1/21	2,500	2,809
Series 2005 K, 5% 11/1/16	7,195	8,033
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,460
Series 2009 G1, 5.75% 10/1/30	2,100	2,278
Series 2009 I, 6.125% 11/1/29	1,300	1,484
Series 2010 A, 5.75% 3/1/30	4,100	4,479
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,111
Series 2009 A:
5.75% 11/1/25	5,000	5,787
5.75% 11/1/28	5,000	5,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,045
5% 6/15/13	8,665	9,181
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	708
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,339
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,958
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,104
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,623
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,654
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.75% 1/15/40	1,600	1,525
5.875% 1/15/27	1,000	1,007
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,175
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,210
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,643
Series 2010 C, 5.25% 8/1/39	3,700	4,106
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,507
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,367
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,534
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series A2, 5% 7/1/25 (FSA Insured)	$ 1,500	$ 1,627
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (c)	1,835	1,835
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,909
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,532
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,167
5% 7/1/23	3,800	4,369
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,766
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,177
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,432
5% 7/1/20	2,000	2,383
5% 7/1/21	1,500	1,761
5% 7/1/22	2,250	2,614
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,640
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,646
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,420	3,539
Poway Unified School District:
0% 8/1/36	4,200	973
0% 8/1/37	5,830	1,270
0% 8/1/38	4,650	952
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,681
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	844
5.25% 7/1/21	700	845
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,311
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,719
6.5% 8/1/27	3,500	4,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A: - continued
6.5% 8/1/28	$ 2,750	$ 3,268
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,592
5.25% 8/1/26	2,200	2,292
5.5% 8/1/20	2,000	2,303
Series 2009 B, 5% 8/1/18	7,355	8,259
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,839
5% 5/15/22	2,000	2,343
Series 2009 B, 5% 5/15/12	500	509
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,451
0% 7/1/47	13,000	1,469
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Pre-Refunded to 5/1/12 @ 100) (c)	1,395	1,415
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,533
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,615
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,202
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,388
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,800
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,334
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	944
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,310
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,827
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2009 O, 5.25% 5/15/39	$ 1,900	$ 2,070
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,807
		634,272
Colorado - 0.9%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity)	5,000	4,985
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,106
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,492
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,545
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,146
5% 11/15/12 (Escrowed to Maturity)	120	125
5% 11/15/14	1,105	1,220
5% 11/15/14 (Escrowed to Maturity)	60	67
Series 2006 F:
5% 11/15/13	395	424
5% 11/15/13 (Escrowed to Maturity)	890	965
5% 11/15/14	420	464
5% 11/15/14 (Escrowed to Maturity)	935	1,050
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,138
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	677
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,336
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,507
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	$ 1,000	$ 1,148
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,139
Series 2010 A:
0% 9/1/35	2,000	395
0% 9/1/37	3,000	503
0% 9/1/38	3,760	587
		39,167
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,892
5% 2/1/15	10,000	11,288
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,047
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,200
		25,427
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,063
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,382
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,847
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,572
5% 4/1/14	2,000	2,143
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,590
		25,597
Florida - 8.5%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000	$ 4,028
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,619
Series 2011 A1, 5% 6/1/18	2,000	2,219
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,505
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	4,041
Series 2011:
5% 12/1/21	1,300	1,584
5% 12/1/23	2,245	2,655
5% 12/1/24	2,365	2,761
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,867
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,298
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,348
Series 2011 C:
5% 6/1/20	12,380	15,305
5% 6/1/21	13,005	16,146
5% 6/1/22	10,000	12,168
Series A, 5.5% 6/1/38	1,800	2,011
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,971
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,866
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,785
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,012
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,478
Series 2005 I:
5% 11/15/17	2,600	2,990
5% 11/15/18	2,000	2,324
Series 2008 B, 6% 11/15/37	12,000	12,998
Series B:
5% 11/15/17	1,050	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series B:
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	$ 150	$ 173
Series G:
5% 11/15/12	965	1,001
5% 11/15/12 (Escrowed to Maturity)	35	36
5% 11/15/13	1,545	1,658
5% 11/15/13 (Escrowed to Maturity)	55	59
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	8,943
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,838
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,868
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,199
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,490
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,018
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,215
5% 9/1/22	2,270	2,673
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,478
5% 10/1/14	7,000	7,617
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,124
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,325
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,139
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,380
5% 11/15/14	2,485	2,700
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,580
5.25% 6/1/24	3,750	4,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	$ 4,700	$ 4,921
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,575
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,181
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,380
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,350
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,607
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,790
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,906
5% 8/1/15 (AMBAC Insured)	5,990	6,507
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,654
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,884
5.75% 10/1/43	1,850	1,906
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,058
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,433
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,793
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,897
5% 11/1/14 (FSA Insured)	1,825	1,945
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,164
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	1,500	1,819
5% 10/1/20	3,500	4,260
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	$ 3,535	$ 3,621
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,377
Series 2011, 5% 10/1/24	8,600	9,902
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,867
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,650
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,524
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,042
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,810
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,602
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,758
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,730
5% 10/1/18 (FSA Insured) (c)	10,515	11,864
5% 10/1/19 (FSA Insured) (c)	5,965	6,691
		380,640
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (c)	4,000	4,000
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (c)	1,200	1,252
Series 2011 B, 5% 1/1/13 (c)	1,000	1,040
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,400	8,566
Series 2008, 0.8%, tender 6/21/12 (b)	15,145	15,161
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	11,456
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,620
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	$ 3,000	$ 3,351
5% 11/1/18	6,000	7,013
5% 11/1/19	3,000	3,534
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	40
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,754
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	12,604
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	572
5% 9/15/14	715	740
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,562
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,916
5.25% 1/1/20	1,625	1,985
Series 2008 D, 5.75% 1/1/19	11,500	14,042
Series 2009 B, 5% 1/1/16	2,500	2,819
Series 2011 A, 5% 1/1/21	9,000	10,793
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,390
5% 10/1/13	1,450	1,540
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,380
		143,850
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,569
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,463
		10,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,979
6.75% 11/1/37	2,600	2,900
		5,879
Illinois - 12.0%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,582
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,046
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	878
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,744
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,032
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,774
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,806
Series 2010 F, 5% 12/1/31	20,000	20,846
Series 2011A, 5.5% 12/1/39	5,900	6,441
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,712
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,192
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	775
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	375
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	196
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	996
Series 2006 A, 5% 1/1/23	10,975	11,743
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100)	3,580	3,671
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2010 D:
5.25% 1/1/18 (c)	$ 750	$ 845
5.25% 1/1/19 (c)	5,125	5,789
Series 2011 B, 5% 1/1/20	4,430	5,120
Series 2011 C, 6.5% 1/1/41	14,300	16,671
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,100
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,868
Series 2010 C:
5% 1/1/22	3,155	3,815
5% 1/1/23	3,400	4,056
5% 1/1/24	2,000	2,341
5.25% 1/1/37	3,385	3,675
5.25% 1/1/40	1,575	1,706
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,200
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,747
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity)	1,470	1,470
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,870
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,704
5% 6/1/19 (AMBAC Insured)	3,705	4,078
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	892
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,394
Series 2008, 5.25% 11/1/33	5,200	5,486
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,464
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,169
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	634
Series 2009 D, 5% 11/15/17	3,250	3,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2010 A, 5.25% 11/15/24	$ 17,925	$ 20,253
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,834
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,983
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,424
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(c)	6,320	6,492
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,517
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	508
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	556
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,095
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,406
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,142
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,666
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,500
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,689
5.25% 10/1/14	2,290	2,427
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,920
(Alexian Brothers Health Sys. Proj.) Series 2008:
5% 1/1/20 (FSA Insured)	5,600	6,339
5.5% 2/15/38	5,000	5,135
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,076
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	$ 2,815	$ 3,065
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,808
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,975
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,492
5% 5/15/19	3,940	4,451
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,248
6.25% 5/1/21	6,395	7,020
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	807
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,161
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,416
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	10,042
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,363
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,042
Series 2008 A, 5.625% 1/1/37	12,175	12,295
Series 2009:
6.875% 8/15/38	325	341
7% 8/15/44	1,165	1,225
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,034
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,472
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,808
Series 2004 A, 5% 3/1/12	1,000	1,006
Series 2004 B, 5% 3/1/13	1,475	1,540
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,956
Series 2006:
5% 1/1/18	9,600	10,910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5% 1/1/19	$ 3,200	$ 3,653
Series 2007 B, 5% 1/1/15	1,150	1,258
Series 2009 A, 3.5% 9/1/13	3,000	3,111
Series 2010:
4% 1/1/13	3,900	4,011
5% 1/1/21 (FSA Insured)	10,000	11,111
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,609
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,300
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,351
5% 6/15/16	10,000	11,555
Series 2011, 4% 6/15/13	2,900	3,032
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,726
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,740
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,665
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,665
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,230
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,553
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	825
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,015
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,673
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C: - continued
0% 12/1/14 (FSA Insured)	$ 5,180	$ 4,874
0% 12/1/15 (FSA Insured)	3,810	3,480
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,599
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,576
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,550	3,095
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,720
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,009
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,179
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,009
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,193
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	5,459
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,132
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,829
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	551
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,284
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,132
5% 10/1/19	1,475	1,631
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,903
0% 4/1/14	3,500	3,352
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,475
0% 11/1/14 (FSA Insured)	1,285	1,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (Escrowed to Maturity)	$ 995	$ 937
0% 11/1/16 (FSA Insured)	3,005	2,600
0% 11/1/17 (FSA Insured)	1,300	1,089
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	930
		538,161
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,043
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,217
5% 1/10/14 (FSA Insured)	1,180	1,276
5% 7/10/14 (FSA Insured)	1,215	1,327
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,535
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,644
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,297
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,922
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,314
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,832
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,144
5.25% 7/15/16 (FSA Insured)	2,095	2,442
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,903
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,797
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,545
5% 12/1/17	855	995
Series 2010 A, 5% 2/1/17	3,700	4,416
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.7%, tender 3/1/12 (b)	13,500	13,500
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,679
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,799
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,189
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,707
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,650
0% 12/1/17 (AMBAC Insured)	1,470	1,278
0% 6/1/18 (AMBAC Insured)	1,740	1,486
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (c)	1,110	1,155
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,796
5% 10/1/21	5,500	6,551
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,090	1,120
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,210
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,763
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,509
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,847
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,497
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,841
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,999
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,633
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,519
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,006
		128,852
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,929
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	335
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,203
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,060
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,043
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,043
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,008
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,614
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,648
		13,954
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,450
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,352
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,179
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,116
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 23,325	$ 24,153
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (c)	2,250	2,303
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,630
		67,351
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,003
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,326
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,088
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,318
5% 7/1/15	2,740	2,995
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,833
0% 9/1/13 (AMBAC Insured)	1,400	1,340
		17,903
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,576
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,243
6% 7/1/38	1,800	2,042
		8,861
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,844
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	4,910
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	$ 1,190	$ 1,345
5% 7/1/18	2,500	2,858
Series 2010, 5.125% 7/1/39	3,600	3,767
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,935
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,786
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	583
5% 4/1/16	1,665	1,919
		25,969
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,193
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	116
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	715
5% 1/1/13	750	777
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,179
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,253
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,837
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,081
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,942
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,390
Series 2007 B, 5% 11/1/15	7,000	8,067
Series 2007 C:
5.25% 8/1/22	3,300	3,899
5.25% 8/1/23	1,600	1,881
5.25% 8/1/24	4,000	4,675
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E2, 5% 7/1/12	$ 2,075	$ 2,115
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,869
5% 7/1/21	4,700	5,512
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,155
5%, tender 7/1/15 (b)	7,000	7,660
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,820
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	2,913
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	1,000	1,000
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	973
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	3,755
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,749
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		92,581
Michigan - 2.1%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,163
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,537
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,294
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,067
Series 2006 D, 0.849% 7/1/32 (b)	5,530	3,674
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,779
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,395
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	$ 1,290	$ 1,417
5% 12/1/15	665	747
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,545
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,396
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,162
5% 11/15/21	650	755
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,643
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,013
5.5% 3/1/17	1,885	1,909
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,019
Series 2008 A:
5% 5/15/12	1,250	1,270
5% 5/15/13	1,500	1,577
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,223
5% 12/1/26	980	1,032
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	263
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,065
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,307
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,376
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,091
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,054
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,881
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,193
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009: - continued
4% 1/1/14	$ 1,100	$ 1,163
5% 1/1/15	1,585	1,743
		92,788
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	587
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (c)	1,000	1,043
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,316
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,816
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,358
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,937
5% 1/1/20	4,500	5,429
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,090	1,129
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,699
5.5% 7/1/18	1,400	1,593
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	404
5% 5/15/13	395	409
5% 5/15/14	250	264
		30,984
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,337
5% 8/15/13	1,500	1,572
		2,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	$ 1,000	$ 1,035
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100)	1,000	1,035
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,116
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,129
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	383
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	2,037
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	1,500	1,648
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,949
		10,332
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,418
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,852
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,546
		5,398
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (c)	1,500	1,558
5.375% 7/1/20 (AMBAC Insured) (c)	1,100	1,138
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,086
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100)	1,000	1,023
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	$ 1,000	$ 1,051
5% 7/1/14	1,000	1,079
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,300	2,403
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,779
		21,797
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	608
New Jersey - 1.9%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,788
Series 2005 B, 5% 2/15/13	2,210	2,275
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,725
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,350
5.25% 6/15/21	4,500	5,129
5.25% 6/15/22	10,585	11,790
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,526
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,352
5.25% 3/1/21	6,500	7,134
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,317
5.25% 3/1/23	1,500	1,630
5.25% 3/1/24	5,550	6,021
5.25% 3/1/25	4,200	4,534
5.25% 3/1/26	4,700	5,048
Series 2008 Y, 5% 9/1/12	2,545	2,624
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	$ 3,735	$ 4,070
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	6,420	7,107
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	3,035	3,643
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,101
		85,822
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,750
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,421
4% 9/1/16	3,000	3,309
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,456
		40,936
New York - 12.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,176
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,943
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,200
5.75% 7/1/40	1,000	1,050
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	5,083
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100)	2,240	2,280
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,169
5.75% 5/1/19 (FSA Insured)	5,590	6,071
5.75% 5/1/22 (FSA Insured)	8,525	9,098
5.75% 5/1/25 (FSA Insured)	1,715	1,824
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,025
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	2,495	2,682
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	4,015
Series 2005 G, 5% 8/1/14	6,500	7,188
Series 2008 E, 5% 8/1/13	11,760	12,595
Series 2010 C, 5% 8/1/14	10,000	11,059
Series 2010 E, 5% 8/1/16	11,210	13,143
Series C:
5.5% 8/1/13	1,965	2,071
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	37
Series J:
5% 3/1/12	1,105	1,113
5% 3/1/12 (Escrowed to Maturity)	1,915	1,929
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,327
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	892
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,333
Series 2009 S2, 6% 7/15/38	7,000	7,983
Series 2009 S3, 5.25% 1/15/34	20,000	21,607
Series 2009 S4, 5.75% 1/15/39	6,400	7,109
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,803
5% 2/1/21	3,510	4,363
Series 2010 B, 5% 11/1/20	37,195	45,723
Series 2010 D:
5% 11/1/15	1,475	1,694
5% 11/1/16	9,410	11,139
Series 2012 A, 5% 11/1/21	5,460	6,837
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,925
Series 2009 A:
5% 3/15/17	9,975	11,906
5% 3/15/19	11,040	13,657
Series 2009 D, 5% 6/15/13	28,070	29,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series A:
5% 2/15/19	$ 1,000	$ 1,237
5% 2/15/20	3,000	3,750
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	5,275	5,513
Series A:
5.75% 7/1/13	1,930	2,015
5.75% 7/1/13 (AMBAC Insured)	625	652
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	6,855	6,891
5% 2/15/13	6,545	6,872
5% 8/15/13	7,390	7,914
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,047
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	840
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,706
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,055
Series 2009 A:
5% 7/1/20	5,000	5,916
5% 7/1/21	12,335	14,494
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,931
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,636
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,951
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,574
Series 2005 C, 5.25% 11/15/14	1,000	1,117
Series 2008 C, 6.5% 11/15/28	11,300	13,511
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	28,100	28,215
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,458
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	$ 3,420	$ 3,613
5% 4/1/14	1,500	1,642
Series 2010 A, 5% 4/1/23	8,195	9,651
Series 2011 A, 5% 4/1/19	2,000	2,426
Series 2011 A1, 5% 4/1/20	2,220	2,725
Series 2011 A2, 5% 4/1/21	2,000	2,447
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,758
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	4,085	4,246
Series 2008 D, 5% 1/1/13	9,500	9,931
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,033
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,370	6,545
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,340
5.25% 6/1/22 (AMBAC Insured)	9,450	9,979
5.5% 6/1/19	1,000	1,074
Series 2003 B, 5.5% 6/1/18	5,645	5,765
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	11,520	11,766
Series 2003B 1C:
5.5% 6/1/19	4,700	5,048
5.5% 6/1/20	800	857
5.5% 6/1/22	600	640
Series 2011, 5% 6/1/16	17,000	19,512
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,000
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,248
		565,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	$ 1,215	$ 1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,386
		5,605
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,711
5.25% 6/1/20 (AMBAC Insured)	1,520	1,614
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,679
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,337
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,553
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,391
5% 1/1/16	3,000	3,423
5% 1/1/20	2,110	2,482
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,609
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,479
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,819
5% 6/1/22	4,000	4,495
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,829
6% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	4,700
		38,121
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100)	3,685	3,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,019
5% 7/1/14	1,000	1,066
		5,851
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,690
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A1, 5% 6/1/16	3,300	3,503
Series 2007 A1, 5% 6/1/17	3,780	4,003
Series 2007 A2:
5.75% 6/1/34	2,000	1,431
6% 6/1/42	1,500	1,098
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,536
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,322
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,647
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,859
5% 10/1/22	2,000	2,324
5% 10/1/23	3,000	3,440
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,200
Series 2010 B, 4% 9/15/15	2,830	3,144
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,870
5% 8/1/16	3,480	4,094
Series 2010 B, 5% 8/1/15	15,775	18,032
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,201
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,312
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	$ 5,900	$ 6,629
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	15,000	15,592
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	25
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100)	975	996
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	503
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,447
		114,741
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,195
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,410
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,718
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,422
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,538
5% 8/15/13	1,260	1,339
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,771
5% 1/1/22 (FSA Insured)	12,455	14,658
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,432
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,078
5% 12/15/14	850	941
		35,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	$ 3,500	$ 3,756
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,637
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,210	1,210
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,622
Series 2008 B:
5% 6/15/12	2,000	2,041
5% 6/15/13	2,000	2,119
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,417
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,139
5% 12/15/13	1,155	1,190
Series 2006 B, 5% 12/15/13	3,115	3,209
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,049
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,615
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,999
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,698
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,594
Series 2009 A, 5% 6/1/17	2,925	3,249
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (c)	1,300	1,309
6.5% 11/1/16 (c)	1,100	1,109
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,426
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,080
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,017
Series 2009 B, 5% 12/1/16	12,500	14,504
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,793
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,223
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,005
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,841
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	738
Series 2010 C:
5% 9/1/20	14,000	15,812
5% 9/1/21	6,000	6,729
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,335
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,038
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,021
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,769
5% 9/1/20 (FSA Insured)	1,000	1,183
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,490
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,063
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,408
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,394
		143,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.4%
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(c)	$ 10,400	$ 10,401
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,492
		15,893
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,130
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	677
		2,807
South Carolina - 0.5%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,407
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,516
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,619
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	814
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,265
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,152
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,087
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2011 B, 5% 12/1/20	2,275	2,865
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,536
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,022
		21,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 422
5.25% 11/1/18	1,000	1,155
		1,577
Tennessee - 0.9%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,739
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101)	5,100	5,240
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,320
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,778
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,153
Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,767
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,718
4.75% 7/1/15	3,560	3,897
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,709
0% 12/1/12 (Escrowed to Maturity)	235	234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,642
		41,197
Texas - 8.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,970
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,602
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	975
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B: - continued
6% 1/1/18	$ 1,000	$ 1,037
6% 1/1/19	1,335	1,373
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,564
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,648
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,587
5% 11/15/17	1,375	1,653
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,184
5.25% 2/15/42	6,000	6,438
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,527
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,267
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	178
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100)	1,190	1,210
5.375% 5/1/16 (FSA Insured)	185	188
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100)	1,240	1,260
5.375% 5/1/17 (FSA Insured)	195	198
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,149
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,332
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,217
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,672
5% 8/15/13	9,575	10,059
Clint Independent School District Series 2003:
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	810	836
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	190	196
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	1,500	1,509
Series A, 0% 2/15/16	3,640	3,457
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Series 2008: - continued
5.25% 12/1/43	$ 2,555	$ 2,743
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,672
5% 11/1/16	3,000	3,493
5% 11/1/21	1,500	1,666
Series 2009, 5% 11/1/19	1,000	1,191
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,551
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,959
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,508
Series 2009, 5% 2/15/17	1,220	1,461
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,879
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,098
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,278
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,891
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,476
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,779
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,384
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,282
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,747
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100)	1,000	1,008
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100)	1,140	1,149
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,993
Series A, 5.5% 7/1/39	6,000	6,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District:
Series 2005 A, 0% 2/15/16	$ 6,395	$ 6,073
0% 8/15/15	2,000	1,920
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,988
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,187
0% 2/15/17	1,400	1,306
Series 2009, 4% 2/15/14	410	437
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,095
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,280
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	983
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,587
0% 8/15/17	1,020	941
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,608
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,560
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,637
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,781
Series 2010:
5% 5/15/14	6,000	6,569
5% 5/15/15	2,475	2,790
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,566
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,150
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,201
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.05%, tender 1/3/12 (b)	6,200	6,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	$ 520	$ 524
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100)	3,480	3,509
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,635
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,289
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,862
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,237
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,542
Northside Independent School District Series A:
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	2,250	2,262
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	725	729
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,338
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,778
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,210
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,154
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	20
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	1,025	1,031
5.375% 2/15/18	25	25
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100)	1,345	1,353
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100)	1,000	1,030
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	1,050	1,081
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,356
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	2,505	2,514
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	3,140	3,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	$ 355	$ 356
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,823
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,992
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,810
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	4,092
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,426
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,013
Series 2009:
5% 10/1/19	3,045	3,690
5% 10/1/20	2,180	2,621
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,744
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,263
5% 11/15/14	2,005	2,213
5% 11/15/15	1,880	2,119
5.75% 11/15/24	4,700	5,352
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,002
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,943
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,456
Series 2011 A:
5% 8/1/19 (c)	1,545	1,860
5% 8/1/21 (c)	1,530	1,838
Series 2011 B, 2% 8/1/12 (c)	3,300	3,330
Series 2011 C:
5% 8/1/20 (c)	1,625	1,960
5% 8/1/21 (c)	1,460	1,754
Series B, 0% 10/1/13	8,900	8,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,200	$ 7,610
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,447
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,418
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,019
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,850
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,149
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,050
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,198
Waller Independent School District:
5.5% 2/15/26	3,220	3,695
5.5% 2/15/33	4,160	4,621
5.5% 2/15/37	4,820	5,288
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,428
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,190	1,230
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	60	62
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	819
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,941
		367,170
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,847
5% 8/15/18	2,500	2,942
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,626
		13,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 2,320	$ 2,328
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,029
5% 12/1/14 (FSA Insured)	1,200	1,281
5% 12/1/15 (FSA Insured)	1,000	1,088
		5,726
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,412
5% 10/1/14	3,000	3,211
		6,623
Virginia - 0.6%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(c)	7,500	7,679
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,239
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,987
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,631
		25,536
Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,431
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,241
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,046
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,431
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.: - continued
Series 2012 A:
5% 7/1/19 (a)	$ 10,000	$ 12,021
5% 7/1/20 (a)	25,000	30,251
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	149
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100)	1,855	1,921
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,083
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,545
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,401
Series 2009, 5.25% 1/1/42	1,900	2,059
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,537
5% 12/1/19	1,385	1,678
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,081
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,082
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,740
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity)	2,025	2,019
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,033
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,710
5% 8/15/16	2,500	2,731
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	$ 4,400	$ 4,693
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,980
		116,221
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,040
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,544
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,487
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,076
		7,147
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	875	896
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	1,300	1,332
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	60
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100)	970	977
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,274
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,813
5.75% 7/1/30	2,000	2,072
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,071
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	906
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101)	1,760	1,788
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101)	1,000	1,016
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101)	1,000	1,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,857
Series 2006 A, 5% 8/15/12	4,795	4,892
		20,970
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,920
TOTAL MUNICIPAL BONDS (Cost $3,895,004)		4,141,041
Municipal Notes - 0.3%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (a) (Cost $12,860)	12,800	12,867
TOTAL INVESTMENT PORTFOLIO - 92.7% (Cost $3,907,864)		4,153,908
NET OTHER ASSETS (LIABILITIES) - 7.3%		325,105
NET ASSETS - 100%		$ 4,479,013
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.7%
Health Care	14.4%
Electric Utilities	10.9%
Special Tax	10.6%
Transportation	6.4%
Escrowed/Pre-Refunded	6.2%
Others (Individually Less Than 5%)	10.5%
Net Other Assets	7.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,907,864)		$ 4,153,908
Cash		330,532
Receivable for fund shares sold		4,757
Interest receivable		52,075
Prepaid expenses		9
Other receivables		12
Total assets		4,541,293

Liabilities
Payable for investments purchased Regular delivery	$ 3,100
Delayed delivery	51,464
Payable for fund shares redeemed	2,112
Distributions payable	3,705
Accrued management fee	1,033
Distribution and service plan fees payable	84
Other affiliated payables	729
Other payables and accrued expenses	53
Total liabilities		62,280

Net Assets		$ 4,479,013
Net Assets consist of:
Paid in capital		$ 4,234,788
Distributions in excess of net investment income		(1,174)
Accumulated undistributed net realized gain (loss) on investments		(645)
Net unrealized appreciation (depreciation) on investments		246,044
Net Assets		$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($115,397 ÷ 11,039.1 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class T: Net Asset Value and redemption price per share ($17,701 ÷ 1,694.2 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class B: Net Asset Value and offering price per share ($3,269 ÷ 312.7 shares)A	$ 10.45

Class C: Net Asset Value and offering price per share ($65,466 ÷ 6,260.4 shares)A	$ 10.46

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,003,449 ÷ 383,218.0 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($273,731 ÷ 26,164.5 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2011

Investment Income
Interest		$ 159,112

Expenses
Management fee	$ 12,199
Transfer agent fees	3,650
Distribution and service plan fees	932
Accounting fees and expenses	625
Custodian fees and expenses	49
Independent trustees' compensation	15
Registration fees	202
Audit	59
Legal	12
Miscellaneous	51
Total expenses before reductions	17,794
Expense reductions	(50)	17,744
Net investment income (loss)		141,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(645)
Change in net unrealized appreciation (depreciation) on investment securities		177,505
Net gain (loss)		176,860
Net increase (decrease) in net assets resulting from operations		$ 318,228

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,368	$ 163,512
Net realized gain (loss)	(645)	29,817
Change in net unrealized appreciation (depreciation)	177,505	(55,348)
Net increase (decrease) in net assets resulting from operations	318,228	137,981
Distributions to shareholders from net investment income	(142,667)	(163,474)
Distributions to shareholders from net realized gain	(4,880)	(18,404)
Total distributions	(147,547)	(181,878)
Share transactions - net increase (decrease)	31,139	(282,578)
Redemption fees	58	77
Total increase (decrease) in net assets	201,878	(326,398)

Net Assets
Beginning of period	4,277,135	4,603,533
End of period (including distributions in excess of net investment income of $1,174 and undistributed net investment income of $125, respectively)	$ 4,479,013	$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.318	.318	.325	.344	.357
Net realized and unrealized gain (loss)	.435	(.088)	.482	(.277)	.005
Total from investment operations	.753	.230	.807	.067	.362
Distributions from net investment income	(.321)	(.317)	(.327)	(.346)	(.357)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.333)	(.360)	(.327)	(.348)	(.372)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	7.65%	2.25%	8.43%	.69%	3.71%
Ratios to Average Net Assets D,F
Expenses before reductions	.68%	.68%	.71%	.68%	.68%
Expenses net of fee waivers, if any	.68%	.68%	.71%	.68%	.68%
Expenses net of all reductions	.68%	.68%	.71%	.61%	.61%
Net investment income (loss)	3.12%	3.09%	3.25%	3.55%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$ 115	$ 113	$ 106	$ 43	$ 6
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.319	.320	.328	.347	.355
Net realized and unrealized gain (loss)	.436	(.087)	.481	(.279)	.006
Total from investment operations	.755	.233	.809	.068	.361
Distributions from net investment income	(.323)	(.320)	(.329)	(.347)	(.356)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.335)	(.363)	(.329)	(.349)	(.371)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	7.67%	2.28%	8.46%	.70%	3.70%
Ratios to Average Net Assets D,F
Expenses before reductions	.67%	.66%	.69%	.68%	.68%
Expenses net of fee waivers, if any	.67%	.66%	.69%	.68%	.68%
Expenses net of all reductions	.67%	.65%	.68%	.63%	.63%
Net investment income (loss)	3.14%	3.11%	3.28%	3.53%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 13	$ 12	$ 9	$ 5
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.254	.252	.261	.278	.289
Net realized and unrealized gain (loss)	.435	(.087)	.481	(.278)	.003
Total from investment operations	.689	.165	.742	-	.292
Distributions from net investment income	(.257)	(.252)	(.262)	(.279)	(.287)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.269)	(.295)	(.262)	(.281)	(.302)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	6.98%	1.60%	7.73%	0.00% H	2.99%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of fee waivers, if any	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of all reductions	1.31%	1.31%	1.35%	1.31%	1.30%
Net investment income (loss)	2.49%	2.46%	2.61%	2.85%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,269	$ 3,650	$ 3,261	$ 1,403	$ 546
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) C	.240	.240	.252	.271	.283
Net realized and unrealized gain (loss)	.435	(.078)	.480	(.290)	.004
Total from investment operations	.675	.162	.732	(.019)	.287
Distributions from net investment income	(.243)	(.239)	(.252)	(.270)	(.282)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.255)	(.282)	(.252)	(.272)	(.297)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Total Return A,B	6.82%	1.58%	7.63%	(.18)%	2.93%
Ratios to Average Net Assets D,F
Expenses before reductions	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of fee waivers, if any	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of all reductions	1.45%	1.44%	1.45%	1.39%	1.35%
Net investment income (loss)	2.35%	2.33%	2.52%	2.78%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 64	$ 49	$ 15	$ 3
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) B	.347	.347	.355	.372	.381
Net realized and unrealized gain (loss)	.435	(.077)	.472	(.278)	.006
Total from investment operations	.782	.270	.827	.094	.387
Distributions from net investment income	(.350)	(.347)	(.357)	(.373)	(.382)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.362)	(.390)	(.357)	(.375)	(.397)
Redemption fees added to paid in capital B	- F	- F	- F	.001	- F
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Total Return A	7.96%	2.65%	8.65%	.96%	3.97%
Ratios to Average Net Assets C,E
Expenses before reductions	.40%	.39%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.40%	.39%	.41%	.42%	.42%
Expenses net of all reductions	.40%	.39%	.41%	.38%	.37%
Net investment income (loss)	3.41%	3.38%	3.55%	3.79%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 4,003	$ 3,807	$ 3,775	$ 2,694	$ 2,013
Portfolio turnover rate D	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) B	.343	.341	.351	.369	.378
Net realized and unrealized gain (loss)	.435	(.087)	.481	(.276)	.006
Total from investment operations	.778	.254	.832	.093	.384
Distributions from net investment income	(.346)	(.341)	(.352)	(.372)	(.379)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.358)	(.384)	(.352)	(.374)	(.394)
Redemption fees added to paid in capital B	- F	- F	- F	.001	- F
Net asset value, end of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Total Return A	7.91%	2.49%	8.69%	.96%	3.95%
Ratios to Average Net Assets C,E
Expenses before reductions	.44%	.46%	.47%	.43%	.44%
Expenses net of fee waivers, if any	.44%	.46%	.47%	.43%	.44%
Expenses net of all reductions	.44%	.46%	.46%	.36%	.39%
Net investment income (loss)	3.37%	3.31%	3.50%	3.80%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 274	$ 277	$ 660	$ 253	$ 54
Portfolio turnover rate D	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 250,854
Gross unrealized depreciation	(4,682)
Net unrealized appreciation (depreciation) on securities and other investments	$ 246,172

Tax Cost	$ 3,907,736

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (645)
Net unrealized appreciation (depreciation)	$ 246,172

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (645)

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Tax-exempt Income	$ 142,667	$ 163,474
Long-term Capital Gains	4,880	18,404
Total	$ 147,547	$ 181,878

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $564,248 and $770,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .29% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 267	$ 12
Class T	-%	.25%	33	-
Class B	.65%	.25%	31	22
Class C	.75%	.25%	601	157
			$ 932	$ 191

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	2
Class B*	8
Class C*	14
$ 56

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 124.12
Class T	13.10
Class B	3.10
Class C	84.14
Intermediate Municipal Income	3,098.08
Institutional Class	328.12
	$ 3,650

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $42 and $8, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Class A	$ 3,370	$ 3,539
Class T	416	409
Class B	86	90
Class C	1,433	1,378
Intermediate Municipal Income	128,225	136,526
Institutional Class	9,137	21,532
Total	$ 142,667	$ 163,474
From net realized gain
Class A	$ 126	$ 483
Class T	15	56
Class B	4	16
Class C	72	272
Intermediate Municipal Income	4,330	16,416
Institutional Class	333	1,161
Total	$ 4,880	$ 18,404

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Class A
Shares sold	3,563	4,847	$ 36,321	$ 49,807
Reinvestment of distributions	245	274	2,493	2,809
Shares redeemed	(3,985)	(4,315)	(40,305)	(44,153)
Net increase (decrease)	(177)	806	$ (1,491)	$ 8,463
Class T
Shares sold	674	492	$ 6,926	$ 5,033
Reinvestment of distributions	33	34	335	353
Shares redeemed	(332)	(341)	(3,338)	(3,496)
Net increase (decrease)	375	185	$ 3,923	$ 1,890
Class B
Shares sold	28	114	$ 283	$ 1,178
Reinvestment of distributions	5	6	49	58
Shares redeemed	(84)	(77)	(848)	(789)
Net increase (decrease)	(51)	43	$ (516)	$ 447
Class C
Shares sold	1,639	2,729	$ 16,775	$ 28,057
Reinvestment of distributions	99	107	1,007	1,096
Shares redeemed	(1,810)	(1,290)	(18,310)	(13,219)
Net increase (decrease)	(72)	1,546	$ (528)	$ 15,934
Intermediate Municipal Income
Shares sold	106,346	127,500	$ 1,081,129	$ 1,308,373
Reinvestment of distributions	9,123	10,992	92,856	112,544
Shares redeemed	(111,915)	(130,552)	(1,129,814)	(1,334,297)
Net increase (decrease)	3,554	7,940	$ 44,171	$ 86,620
Institutional Class
Shares sold	13,604	38,492	$ 138,309	$ 394,494
Reinvestment of distributions	358	1,519	3,652	15,605
Shares redeemed	(15,429)	(77,239)	(156,381)	(806,031)
Net increase (decrease)	(1,467)	(37,228)	$ (14,420)	$ (395,932)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President
of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 4.52% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2010. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-UANN-0212
1.820151.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Institutional Class

Annual Report

December 31, 2011

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	7.91%	4.75%	4.83%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005, are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Municipal Income Fund - Institutional Class on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on October 31, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a low double-digit return for the 12 months ending December 31, 2011, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 10.70%, significantly outpacing the 7.84% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. In early 2011, muni prices fell due to inflation concern, uncertain tax policy, anticipated heavy supply and the lingering effects of late-2010 headlines forecasting an unprecedented wave of issuer defaults. But in February, munis began what amounted to a virtually uninterrupted rally, as demand surged, supply was muted, widespread defaults didn't materialize and the fiscal health of issuers improved. During the summer, a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand for munis, as U.S. investors sought haven against global economic uncertainty. The muni sector lost modest ground in October, due in part to the ongoing challenging credit environment and various proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. However, those losses were quickly erased in November, and munis posted a strong gain in December.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Intermediate Municipal Income Fund: For the year, the fund's Institutional Class shares returned 7.91%, while the Barclays Capital 1-17 Year Municipal Bond Index rose 8.80%. The fund's yield-curve positioning and overweighting in bonds that were candidates for refunding were the primary detractors. In terms of yield-curve positioning, underweighting 10-year bonds hurt relative performance, because they were among the market's best performers. An overweighting in bonds that were candidates for refunding hurt, because these securities didn't fare as well as I had expected given that they typically had shorter maturities and were callable. Aiding relative performance was an overweighting in investor-owned utility securities, which outpaced the index because of their comparatively high yields. The fund's relative performance also was aided by an overweighting in general obligation bonds issued by the state of California, which were some of the better-performing securities in the marketplace due to muted supply and strong demand.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Class A	.67%
Actual		$ 1,000.00	$ 1,043.30	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Class T	.65%
Actual		$ 1,000.00	$ 1,044.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31
Class B	1.30%
Actual		$ 1,000.00	$ 1,040.00	$ 6.68
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.61
Class C	1.44%
Actual		$ 1,000.00	$ 1,040.20	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Intermediate Municipal Income	.39%
Actual		$ 1,000.00	$ 1,045.80	$ 2.01
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.99
Institutional Class	.43%
Actual		$ 1,000.00	$ 1,045.50	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.2	14.1
New York	12.9	15.9
Illinois	12.0	11.1
Florida	8.5	8.1
Texas	8.2	9.0
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.7	33.8
Health Care	14.4	15.1
Electric Utilities	10.9	12.0
Special Tax	10.6	12.3
Transportation	6.4	7.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	5.0	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	5.2	5.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 6.6%	AAA 9.8%
AA,A 75.9%	AA,A 78.5%
BBB 7.4%	BBB 6.9%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 2.5%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 7.3%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Municipal Bonds - 92.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,037
Series 2005 A2, 5% 6/1/12	1,500	1,528
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,083
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,943
5.5% 1/1/22	2,300	2,080
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,042
		18,713
Arizona - 2.2%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,992
5% 10/1/17 (FSA Insured)	10,000	11,619
5% 10/1/18 (FSA Insured)	2,500	2,911
5.25% 10/1/20 (FSA Insured)	6,695	7,905
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/12	1,200	1,200
Series 2008 D:
5.5% 1/1/38	6,300	6,614
6% 1/1/27	1,400	1,556
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,403
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,521
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,234
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,303
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,953
5% 7/1/20	2,550	2,842
5% 7/1/21	1,505	1,668
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.5% 7/1/12 (c)	2,450	2,508
5.5% 7/1/13 (c)	1,005	1,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	$ 1,050	$ 1,304
Series 2011 C, 5% 7/1/21	1,000	1,240
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Pre-Refunded to 7/1/12 @ 100)	1,090	1,118
Series 2009 A:
5% 7/1/14	1,500	1,657
5% 7/1/18	7,665	9,302
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/20	2,250	2,697
5% 7/1/25	2,000	2,265
		99,883
California - 14.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,863
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,702
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/20	5,000	6,288
5% 12/1/25	2,195	2,631
5% 12/1/29	4,865	5,635
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,065
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101)	2,600	2,670
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,516
Series 2004 A:
5% 7/1/15	4,775	5,253
5.25% 7/1/12	1,210	1,239
5.25% 7/1/14	3,900	4,330
Series 2009 A:
5% 7/1/15	8,990	9,890
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,899
5% 7/1/19	7,625	9,339
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,367
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,672
5.25% 7/1/14	3,445	3,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/14 (Escrowed to Maturity)	$ 2,995	$ 3,346
Series 2009 B, 5% 7/1/20	5,600	6,759
Series A, 5% 7/1/18	4,510	5,495
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	85
5% 10/1/13	1,550	1,666
5% 3/1/15	2,415	2,704
5% 8/1/16	6,070	7,011
5% 3/1/19	1,470	1,732
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,145
5% 3/1/26	2,200	2,335
5% 6/1/27 (AMBAC Insured)	1,800	1,919
5.125% 11/1/24	1,900	2,037
5.25% 3/1/12	2,210	2,227
5.25% 2/1/15	5,000	5,349
5.25% 2/1/16	8,500	9,124
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,655
5.25% 2/1/28	3,400	3,547
5.25% 12/1/33	110	114
5.25% 4/1/34	30	31
5.5% 4/1/13	1,400	1,484
5.5% 4/1/13 (AMBAC Insured)	1,000	1,060
5.5% 8/1/29	13,900	15,330
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,430
5.5% 8/1/30	10,000	10,913
5.5% 11/1/33	21,355	22,414
6% 3/1/33	12,375	14,372
6% 4/1/38	7,500	8,464
6% 11/1/39	35,800	40,695
6.5% 4/1/33	150	180
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,135	3,346
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,588
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	135
6.5% 10/1/38	5,300	6,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	$ 3,000	$ 3,236
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,427
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,437
Series 2011 D, 5% 8/15/35	3,000	3,055
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (b)(c)	2,600	2,601
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,400	3,559
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,409
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,698
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,128
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,846
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,427
5.25% 10/1/25	4,000	4,356
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	15,275	17,490
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,673
5% 12/1/21	2,500	2,809
Series 2005 K, 5% 11/1/16	7,195	8,033
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,460
Series 2009 G1, 5.75% 10/1/30	2,100	2,278
Series 2009 I, 6.125% 11/1/29	1,300	1,484
Series 2010 A, 5.75% 3/1/30	4,100	4,479
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,111
Series 2009 A:
5.75% 11/1/25	5,000	5,787
5.75% 11/1/28	5,000	5,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,045
5% 6/15/13	8,665	9,181
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	708
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,339
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,958
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,104
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,623
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,654
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.75% 1/15/40	1,600	1,525
5.875% 1/15/27	1,000	1,007
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,175
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	3,000	3,210
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,643
Series 2010 C, 5.25% 8/1/39	3,700	4,106
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,507
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,367
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,534
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/20	20,505	25,412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series A2, 5% 7/1/25 (FSA Insured)	$ 1,500	$ 1,627
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.) 5% 1/1/12 (FSA Insured) (c)	1,835	1,835
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	15,909
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,532
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,167
5% 7/1/23	3,800	4,369
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,766
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,177
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,432
5% 7/1/20	2,000	2,383
5% 7/1/21	1,500	1,761
5% 7/1/22	2,250	2,614
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,640
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,646
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,420	3,539
Poway Unified School District:
0% 8/1/36	4,200	973
0% 8/1/37	5,830	1,270
0% 8/1/38	4,650	952
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	4,985	4,681
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	844
5.25% 7/1/21	700	845
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,311
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,719
6.5% 8/1/27	3,500	4,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A: - continued
6.5% 8/1/28	$ 2,750	$ 3,268
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,592
5.25% 8/1/26	2,200	2,292
5.5% 8/1/20	2,000	2,303
Series 2009 B, 5% 8/1/18	7,355	8,259
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,839
5% 5/15/22	2,000	2,343
Series 2009 B, 5% 5/15/12	500	509
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,451
0% 7/1/47	13,000	1,469
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Pre-Refunded to 5/1/12 @ 100) (c)	1,395	1,415
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,533
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,615
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,202
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,388
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,800
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,334
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	944
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,310
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,827
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2009 O, 5.25% 5/15/39	$ 1,900	$ 2,070
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,807
		634,272
Colorado - 0.9%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity)	5,000	4,985
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,106
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,492
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,545
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,146
5% 11/15/12 (Escrowed to Maturity)	120	125
5% 11/15/14	1,105	1,220
5% 11/15/14 (Escrowed to Maturity)	60	67
Series 2006 F:
5% 11/15/13	395	424
5% 11/15/13 (Escrowed to Maturity)	890	965
5% 11/15/14	420	464
5% 11/15/14 (Escrowed to Maturity)	935	1,050
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,138
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/12	675	677
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,336
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,507
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	$ 1,000	$ 1,148
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,139
Series 2010 A:
0% 9/1/35	2,000	395
0% 9/1/37	3,000	503
0% 9/1/38	3,760	587
		39,167
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1:
5% 2/1/14	10,000	10,892
5% 2/1/15	10,000	11,288
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,047
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,200
		25,427
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,063
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,382
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,847
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,572
5% 4/1/14	2,000	2,143
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,590
		25,597
Florida - 8.5%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,055
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000	$ 4,028
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,619
Series 2011 A1, 5% 6/1/18	2,000	2,219
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,505
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/12	3,880	4,041
Series 2011:
5% 12/1/21	1,300	1,584
5% 12/1/23	2,245	2,655
5% 12/1/24	2,365	2,761
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,867
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,298
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	3,348
Series 2011 C:
5% 6/1/20	12,380	15,305
5% 6/1/21	13,005	16,146
5% 6/1/22	10,000	12,168
Series A, 5.5% 6/1/38	1,800	2,011
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,971
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,866
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,785
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,970	2,012
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,478
Series 2005 I:
5% 11/15/17	2,600	2,990
5% 11/15/18	2,000	2,324
Series 2008 B, 6% 11/15/37	12,000	12,998
Series B:
5% 11/15/17	1,050	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series B:
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	$ 150	$ 173
Series G:
5% 11/15/12	965	1,001
5% 11/15/12 (Escrowed to Maturity)	35	36
5% 11/15/13	1,545	1,658
5% 11/15/13 (Escrowed to Maturity)	55	59
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	8,943
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	9,838
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,868
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	5,199
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,490
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,018
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,215
5% 9/1/22	2,270	2,673
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,478
5% 10/1/14	7,000	7,617
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,124
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2011, 2% 10/1/12	2,300	2,325
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,139
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,380
5% 11/15/14	2,485	2,700
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,330	3,580
5.25% 6/1/24	3,750	4,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	$ 4,700	$ 4,921
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,575
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,181
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,380
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,350
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,607
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,790
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,906
5% 8/1/15 (AMBAC Insured)	5,990	6,507
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,654
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,884
5.75% 10/1/43	1,850	1,906
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,058
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	3,260	3,433
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,793
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,897
5% 11/1/14 (FSA Insured)	1,825	1,945
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,164
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/19	1,500	1,819
5% 10/1/20	3,500	4,260
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	$ 3,535	$ 3,621
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,377
Series 2011, 5% 10/1/24	8,600	9,902
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,867
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	15,650
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,524
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,042
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,810
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,602
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,758
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (c)	5,965	6,730
5% 10/1/18 (FSA Insured) (c)	10,515	11,864
5% 10/1/19 (FSA Insured) (c)	5,965	6,691
		380,640
Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (c)	4,000	4,000
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (c)	1,200	1,252
Series 2011 B, 5% 1/1/13 (c)	1,000	1,040
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,400	8,566
Series 2008, 0.8%, tender 6/21/12 (b)	15,145	15,161
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	11,456
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,620
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	$ 3,000	$ 3,351
5% 11/1/18	6,000	7,013
5% 11/1/19	3,000	3,534
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2005 V:
6.6% 1/1/18	35	40
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,754
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	12,604
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	572
5% 9/15/14	715	740
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,562
Muni. Elec. Auth. of Georgia:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,916
5.25% 1/1/20	1,625	1,985
Series 2008 D, 5.75% 1/1/19	11,500	14,042
Series 2009 B, 5% 1/1/16	2,500	2,819
Series 2011 A, 5% 1/1/21	9,000	10,793
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,390
5% 10/1/13	1,450	1,540
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,380
		143,850
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (c)	4,995	5,569
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,463
		10,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 2,700	$ 2,979
6.75% 11/1/37	2,600	2,900
		5,879
Illinois - 12.0%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,582
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,046
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	878
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,744
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	3,032
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,774
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,806
Series 2010 F, 5% 12/1/31	20,000	20,846
Series 2011A, 5.5% 12/1/39	5,900	6,441
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,712
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,192
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	775
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	375
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	196
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	996
Series 2006 A, 5% 1/1/23	10,975	11,743
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100)	3,580	3,671
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,740
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,076
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2010 D:
5.25% 1/1/18 (c)	$ 750	$ 845
5.25% 1/1/19 (c)	5,125	5,789
Series 2011 B, 5% 1/1/20	4,430	5,120
Series 2011 C, 6.5% 1/1/41	14,300	16,671
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,100
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,868
Series 2010 C:
5% 1/1/22	3,155	3,815
5% 1/1/23	3,400	4,056
5% 1/1/24	2,000	2,341
5.25% 1/1/37	3,385	3,675
5.25% 1/1/40	1,575	1,706
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,200
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,747
Chicago Spl. Trans. Rev. Series 2001, 5.5% 1/1/12 (Escrowed to Maturity)	1,470	1,470
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,870
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/12	3,645	3,704
5% 6/1/19 (AMBAC Insured)	3,705	4,078
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	892
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,394
Series 2008, 5.25% 11/1/33	5,200	5,486
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,464
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,169
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	634
Series 2009 D, 5% 11/15/17	3,250	3,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2010 A, 5.25% 11/15/24	$ 17,925	$ 20,253
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,834
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,983
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,424
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(c)	6,320	6,492
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	3,255	3,517
Series A, 5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Escrowed to Maturity)	475	508
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525	556
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,095
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,406
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	21,142
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,666
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,500
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,689
5.25% 10/1/14	2,290	2,427
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,920
(Alexian Brothers Health Sys. Proj.) Series 2008:
5% 1/1/20 (FSA Insured)	5,600	6,339
5.5% 2/15/38	5,000	5,135
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,076
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	$ 2,815	$ 3,065
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,808
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,975
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,492
5% 5/15/19	3,940	4,451
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,248
6.25% 5/1/21	6,395	7,020
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	807
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,161
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,416
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	10,500	10,042
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,363
Bonds (Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,042
Series 2008 A, 5.625% 1/1/37	12,175	12,295
Series 2009:
6.875% 8/15/38	325	341
7% 8/15/44	1,165	1,225
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,005
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,034
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,472
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,808
Series 2004 A, 5% 3/1/12	1,000	1,006
Series 2004 B, 5% 3/1/13	1,475	1,540
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	7,956
Series 2006:
5% 1/1/18	9,600	10,910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5% 1/1/19	$ 3,200	$ 3,653
Series 2007 B, 5% 1/1/15	1,150	1,258
Series 2009 A, 3.5% 9/1/13	3,000	3,111
Series 2010:
4% 1/1/13	3,900	4,011
5% 1/1/21 (FSA Insured)	10,000	11,111
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,609
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	2,300	2,300
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,351
5% 6/15/16	10,000	11,555
Series 2011, 4% 6/15/13	2,900	3,032
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,726
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	37,740
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,665
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,665
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,230
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,553
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	825
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,015
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,673
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C: - continued
0% 12/1/14 (FSA Insured)	$ 5,180	$ 4,874
0% 12/1/15 (FSA Insured)	3,810	3,480
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,599
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,576
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,550	3,095
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,720
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,009
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,179
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,009
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,193
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	5,459
Series 2010 B1, 0% 6/15/43 (FSA Insured)	13,725	2,132
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,829
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	551
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,284
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,132
5% 10/1/19	1,475	1,631
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,903
0% 4/1/14	3,500	3,352
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,475
0% 11/1/14 (FSA Insured)	1,285	1,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (Escrowed to Maturity)	$ 995	$ 937
0% 11/1/16 (FSA Insured)	3,005	2,600
0% 11/1/17 (FSA Insured)	1,300	1,089
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	930
		538,161
Indiana - 2.9%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,043
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,217
5% 1/10/14 (FSA Insured)	1,180	1,276
5% 7/10/14 (FSA Insured)	1,215	1,327
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,535
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,644
East Allen Woodlan School Bldg. Corp. Series 2005, 5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,297
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,922
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,314
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,832
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,144
5.25% 7/15/16 (FSA Insured)	2,095	2,442
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,903
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(c)	1,650	1,797
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	$ 2,220	$ 2,545
5% 12/1/17	855	995
Series 2010 A, 5% 2/1/17	3,700	4,416
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.7%, tender 3/1/12 (b)	13,500	13,500
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,679
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,799
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,189
Indiana St Fin. Auth. Wastewtr. Series 2011 A, 5.25% 10/1/24	4,025	4,707
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,650
0% 12/1/17 (AMBAC Insured)	1,470	1,278
0% 6/1/18 (AMBAC Insured)	1,740	1,486
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (c)	1,110	1,155
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,796
5% 10/1/21	5,500	6,551
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,090	1,120
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,210
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,763
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,509
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,847
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,497
Univ. of Southern Indiana Rev. Series J:
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,841
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,999
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,633
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,519
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,006
		128,852
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,929
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	335
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,203
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,060
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,043
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	1,000	1,043
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,008
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,614
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,648
		13,954
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,450
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,352
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,179
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,116
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	14,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 23,325	$ 24,153
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (c)	2,250	2,303
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	9,630
		67,351
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,003
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,326
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,088
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,318
5% 7/1/15	2,740	2,995
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,833
0% 9/1/13 (AMBAC Insured)	1,400	1,340
		17,903
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,576
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,243
6% 7/1/38	1,800	2,042
		8,861
Maryland - 0.6%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,844
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	4,910
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	1,000	1,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	$ 1,190	$ 1,345
5% 7/1/18	2,500	2,858
Series 2010, 5.125% 7/1/39	3,600	3,767
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,775	1,935
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,786
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	583
5% 4/1/16	1,665	1,919
		25,969
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,193
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	115	116
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	715
5% 1/1/13	750	777
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,179
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	3,000	3,253
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	11,400	11,837
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,000	2,081
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,942
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	6,390
Series 2007 B, 5% 11/1/15	7,000	8,067
Series 2007 C:
5.25% 8/1/22	3,300	3,899
5.25% 8/1/23	1,600	1,881
5.25% 8/1/24	4,000	4,675
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	2,000	2,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E2, 5% 7/1/12	$ 2,075	$ 2,115
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,869
5% 7/1/21	4,700	5,512
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,155
5%, tender 7/1/15 (b)	7,000	7,660
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,820
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	2,913
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	1,000	1,000
5.5% 1/1/14 (AMBAC Insured) (c)	1,000	973
5.5% 1/1/17 (AMBAC Insured) (c)	4,040	3,755
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,749
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		92,581
Michigan - 2.1%
Big Rapids Pub. School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,163
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,537
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,294
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,067
Series 2006 D, 0.849% 7/1/32 (b)	5,530	3,674
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,779
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,395
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	$ 1,290	$ 1,417
5% 12/1/15	665	747
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,545
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,396
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,162
5% 11/15/21	650	755
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,643
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,013
5.5% 3/1/17	1,885	1,909
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,019
Series 2008 A:
5% 5/15/12	1,250	1,270
5% 5/15/13	1,500	1,577
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,223
5% 12/1/26	980	1,032
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	263
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,065
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	12,307
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,376
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,025	1,091
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,054
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,881
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,193
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009: - continued
4% 1/1/14	$ 1,100	$ 1,163
5% 1/1/15	1,585	1,743
		92,788
Minnesota - 0.7%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	587
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (c)	1,000	1,043
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,316
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,816
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,358
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,937
5% 1/1/20	4,500	5,429
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,090	1,129
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,699
5.5% 7/1/18	1,400	1,593
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	404
5% 5/15/13	395	409
5% 5/15/14	250	264
		30,984
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,337
5% 8/15/13	1,500	1,572
		2,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	$ 1,000	$ 1,035
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100)	1,000	1,035
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,116
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,129
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	383
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	1,945	2,037
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	1,500	1,648
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,949
		10,332
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,418
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,852
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,546
		5,398
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (c)	1,500	1,558
5.375% 7/1/20 (AMBAC Insured) (c)	1,100	1,138
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,086
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100)	1,000	1,023
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	$ 1,000	$ 1,051
5% 7/1/14	1,000	1,079
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,300	2,403
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,779
		21,797
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	608
New Jersey - 1.9%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,788
Series 2005 B, 5% 2/15/13	2,210	2,275
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,725
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,350
5.25% 6/15/21	4,500	5,129
5.25% 6/15/22	10,585	11,790
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,526
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,352
5.25% 3/1/21	6,500	7,134
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,317
5.25% 3/1/23	1,500	1,630
5.25% 3/1/24	5,550	6,021
5.25% 3/1/25	4,200	4,534
5.25% 3/1/26	4,700	5,048
Series 2008 Y, 5% 9/1/12	2,545	2,624
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	$ 3,735	$ 4,070
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	6,420	7,107
New Jersey Trans. Trust Fund Auth. Series 2003 B. 5.25% 12/15/19	3,035	3,643
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,101
		85,822
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,750
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,421
4% 9/1/16	3,000	3,309
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,456
		40,936
New York - 12.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,176
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,943
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,200
5.75% 7/1/40	1,000	1,050
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	4,740	5,083
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100)	2,240	2,280
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,169
5.75% 5/1/19 (FSA Insured)	5,590	6,071
5.75% 5/1/22 (FSA Insured)	8,525	9,098
5.75% 5/1/25 (FSA Insured)	1,715	1,824
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,025
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	2,495	2,682
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	3,600	4,015
Series 2005 G, 5% 8/1/14	6,500	7,188
Series 2008 E, 5% 8/1/13	11,760	12,595
Series 2010 C, 5% 8/1/14	10,000	11,059
Series 2010 E, 5% 8/1/16	11,210	13,143
Series C:
5.5% 8/1/13	1,965	2,071
5.5% 8/1/13 (Pre-Refunded to 2/1/13 @ 100)	35	37
Series J:
5% 3/1/12	1,105	1,113
5% 3/1/12 (Escrowed to Maturity)	1,915	1,929
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,327
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	892
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,333
Series 2009 S2, 6% 7/15/38	7,000	7,983
Series 2009 S3, 5.25% 1/15/34	20,000	21,607
Series 2009 S4, 5.75% 1/15/39	6,400	7,109
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,803
5% 2/1/21	3,510	4,363
Series 2010 B, 5% 11/1/20	37,195	45,723
Series 2010 D:
5% 11/1/15	1,475	1,694
5% 11/1/16	9,410	11,139
Series 2012 A, 5% 11/1/21	5,460	6,837
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,925
Series 2009 A:
5% 3/15/17	9,975	11,906
5% 3/15/19	11,040	13,657
Series 2009 D, 5% 6/15/13	28,070	29,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series A:
5% 2/15/19	$ 1,000	$ 1,237
5% 2/15/20	3,000	3,750
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	5,275	5,513
Series A:
5.75% 7/1/13	1,930	2,015
5.75% 7/1/13 (AMBAC Insured)	625	652
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/12	6,855	6,891
5% 2/15/13	6,545	6,872
5% 8/15/13	7,390	7,914
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,047
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	840
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,706
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,055
Series 2009 A:
5% 7/1/20	5,000	5,916
5% 7/1/21	12,335	14,494
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,931
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,636
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	9,951
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,574
Series 2005 C, 5.25% 11/15/14	1,000	1,117
Series 2008 C, 6.5% 11/15/28	11,300	13,511
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	28,100	28,215
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,458
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	$ 3,420	$ 3,613
5% 4/1/14	1,500	1,642
Series 2010 A, 5% 4/1/23	8,195	9,651
Series 2011 A, 5% 4/1/19	2,000	2,426
Series 2011 A1, 5% 4/1/20	2,220	2,725
Series 2011 A2, 5% 4/1/21	2,000	2,447
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,758
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	4,085	4,246
Series 2008 D, 5% 1/1/13	9,500	9,931
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,033
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,370	6,545
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,340
5.25% 6/1/22 (AMBAC Insured)	9,450	9,979
5.5% 6/1/19	1,000	1,074
Series 2003 B, 5.5% 6/1/18	5,645	5,765
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	11,520	11,766
Series 2003B 1C:
5.5% 6/1/19	4,700	5,048
5.5% 6/1/20	800	857
5.5% 6/1/22	600	640
Series 2011, 5% 6/1/16	17,000	19,512
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,000
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	9,100	10,248
		565,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (c)	$ 1,215	$ 1,219
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,100	4,386
		5,605
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,711
5.25% 6/1/20 (AMBAC Insured)	1,520	1,614
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,679
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/12 (FSA Insured)	1,300	1,337
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,553
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	1,250	1,391
5% 1/1/16	3,000	3,423
5% 1/1/20	2,110	2,482
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,609
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,479
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,819
5% 6/1/22	4,000	4,495
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,829
6% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	4,700
		38,121
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (Pre-Refunded to 6/1/12 @ 100)	3,685	3,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,019
5% 7/1/14	1,000	1,066
		5,851
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,690
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A1, 5% 6/1/16	3,300	3,503
Series 2007 A1, 5% 6/1/17	3,780	4,003
Series 2007 A2:
5.75% 6/1/34	2,000	1,431
6% 6/1/42	1,500	1,098
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,536
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,322
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,647
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,859
5% 10/1/22	2,000	2,324
5% 10/1/23	3,000	3,440
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,200
Series 2010 B, 4% 9/15/15	2,830	3,144
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,870
5% 8/1/16	3,480	4,094
Series 2010 B, 5% 8/1/15	15,775	18,032
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,201
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,312
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	$ 5,900	$ 6,629
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	15,000	15,592
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	25
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100)	975	996
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	500	503
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,447
		114,741
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,195
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,410
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,718
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,422
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,538
5% 8/15/13	1,260	1,339
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,771
5% 1/1/22 (FSA Insured)	12,455	14,658
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,432
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,078
5% 12/15/14	850	941
		35,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	$ 3,500	$ 3,756
Pennsylvania - 3.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,637
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,210	1,210
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,622
Series 2008 B:
5% 6/15/12	2,000	2,041
5% 6/15/13	2,000	2,119
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,417
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,139
5% 12/15/13	1,155	1,190
Series 2006 B, 5% 12/15/13	3,115	3,209
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,049
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,615
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,999
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,698
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,594
Series 2009 A, 5% 6/1/17	2,925	3,249
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (c)	1,300	1,309
6.5% 11/1/16 (c)	1,100	1,109
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	2,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	$ 2,100	$ 2,426
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,080
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,017
Series 2009 B, 5% 12/1/16	12,500	14,504
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,793
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,223
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,005
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,841
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	738
Series 2010 C:
5% 9/1/20	14,000	15,812
5% 9/1/21	6,000	6,729
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,335
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,038
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,021
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,769
5% 9/1/20 (FSA Insured)	1,000	1,183
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,490
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,063
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,408
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,394
		143,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.4%
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(c)	$ 10,400	$ 10,401
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,492
		15,893
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,130
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	677
		2,807
South Carolina - 0.5%
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,407
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,516
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 3% 11/1/12	1,590	1,619
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	814
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,265
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,152
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,087
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2011 B, 5% 12/1/20	2,275	2,865
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,536
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,022
		21,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	$ 375	$ 422
5.25% 11/1/18	1,000	1,155
		1,577
Tennessee - 0.9%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,739
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101)	5,100	5,240
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,320
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,778
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,153
Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,767
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,718
4.75% 7/1/15	3,560	3,897
Shelby County Gen. Oblig. Series B:
0% 12/1/12	9,765	9,709
0% 12/1/12 (Escrowed to Maturity)	235	234
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,642
		41,197
Texas - 8.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,970
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,602
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	975
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B: - continued
6% 1/1/18	$ 1,000	$ 1,037
6% 1/1/19	1,335	1,373
Austin Elec. Util. Sys. Rev.:
0% 11/15/12 (AMBAC Insured)	5,645	5,564
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,648
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,587
5% 11/15/17	1,375	1,653
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,184
5.25% 2/15/42	6,000	6,438
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,527
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,267
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	178
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100)	1,190	1,210
5.375% 5/1/16 (FSA Insured)	185	188
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100)	1,240	1,260
5.375% 5/1/17 (FSA Insured)	195	198
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,149
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,332
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,217
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,672
5% 8/15/13	9,575	10,059
Clint Independent School District Series 2003:
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	810	836
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100)	190	196
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	1,500	1,509
Series A, 0% 2/15/16	3,640	3,457
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Series 2008: - continued
5.25% 12/1/43	$ 2,555	$ 2,743
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,672
5% 11/1/16	3,000	3,493
5% 11/1/21	1,500	1,666
Series 2009, 5% 11/1/19	1,000	1,191
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,551
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,959
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,508
Series 2009, 5% 2/15/17	1,220	1,461
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,879
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,098
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,278
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,891
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,476
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,779
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,384
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,282
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,747
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100)	1,000	1,008
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100)	1,140	1,149
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,993
Series A, 5.5% 7/1/39	6,000	6,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District:
Series 2005 A, 0% 2/15/16	$ 6,395	$ 6,073
0% 8/15/15	2,000	1,920
Houston Util. Sys. Rev. Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,988
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,187
0% 2/15/17	1,400	1,306
Series 2009, 4% 2/15/14	410	437
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,095
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,280
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	983
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,587
0% 8/15/17	1,020	941
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,608
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,560
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,637
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,781
Series 2010:
5% 5/15/14	6,000	6,569
5% 5/15/15	2,475	2,790
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21 (Pre-Refunded to 5/15/13 @ 100)	2,405	2,566
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,150
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,201
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.05%, tender 1/3/12 (b)	6,200	6,200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	$ 520	$ 524
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100)	3,480	3,509
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,635
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,289
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,862
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,237
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,542
Northside Independent School District Series A:
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	2,250	2,262
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	725	729
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,338
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,778
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,210
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,154
Rockwall Independent School District Series 2002:
5.375% 2/15/17	20	20
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100)	1,025	1,031
5.375% 2/15/18	25	25
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100)	1,345	1,353
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100)	1,000	1,030
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100)	1,050	1,081
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (c)	2,165	2,356
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	2,505	2,514
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	3,140	3,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100)	$ 355	$ 356
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,823
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,992
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,810
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	4,092
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,426
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,013
Series 2009:
5% 10/1/19	3,045	3,690
5% 10/1/20	2,180	2,621
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,744
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,263
5% 11/15/14	2,005	2,213
5% 11/15/15	1,880	2,119
5.75% 11/15/24	4,700	5,352
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	8,002
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,943
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/17	3,660	4,456
Series 2011 A:
5% 8/1/19 (c)	1,545	1,860
5% 8/1/21 (c)	1,530	1,838
Series 2011 B, 2% 8/1/12 (c)	3,300	3,330
Series 2011 C:
5% 8/1/20 (c)	1,625	1,960
5% 8/1/21 (c)	1,460	1,754
Series B, 0% 10/1/13	8,900	8,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,200	$ 7,610
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,447
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,418
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,019
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	5,810	5,850
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000	1,149
5.625% 7/15/21	440	441
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,050
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,198
Waller Independent School District:
5.5% 2/15/26	3,220	3,695
5.5% 2/15/33	4,160	4,621
5.5% 2/15/37	4,820	5,288
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,428
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,190	1,230
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	60	62
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	819
Ysleta Independent School District Series 2005, 5% 8/15/23	1,745	1,941
		367,170
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,847
5% 8/15/18	2,500	2,942
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,626
		13,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 2,320	$ 2,328
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,029
5% 12/1/14 (FSA Insured)	1,200	1,281
5% 12/1/15 (FSA Insured)	1,000	1,088
		5,726
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,412
5% 10/1/14	3,000	3,211
		6,623
Virginia - 0.6%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(c)	7,500	7,679
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,239
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	12,987
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,631
		25,536
Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,431
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,241
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)	1,000	1,046
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,431
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	4,000	4,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.: - continued
Series 2012 A:
5% 7/1/19 (a)	$ 10,000	$ 12,021
5% 7/1/20 (a)	25,000	30,251
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	149
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100)	1,855	1,921
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,083
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,545
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,401
Series 2009, 5.25% 1/1/42	1,900	2,059
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,537
5% 12/1/19	1,385	1,678
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,081
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,082
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,740
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Escrowed to Maturity)	2,025	2,019
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,033
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,710
5% 8/15/16	2,500	2,731
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	$ 4,400	$ 4,693
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,980
		116,221
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,040
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,544
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,487
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,076
		7,147
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	875	896
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	1,300	1,332
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	60
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100)	970	977
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,274
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,800	1,813
5.75% 7/1/30	2,000	2,072
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,071
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	906
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101)	1,760	1,788
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101)	1,000	1,016
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101)	1,000	1,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A, 5.5% 8/15/14	$ 1,775	$ 1,857
Series 2006 A, 5% 8/15/12	4,795	4,892
		20,970
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,920
TOTAL MUNICIPAL BONDS (Cost $3,895,004)		4,141,041
Municipal Notes - 0.3%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (a) (Cost $12,860)	12,800	12,867
TOTAL INVESTMENT PORTFOLIO - 92.7% (Cost $3,907,864)		4,153,908
NET OTHER ASSETS (LIABILITIES) - 7.3%		325,105
NET ASSETS - 100%		$ 4,479,013
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.7%
Health Care	14.4%
Electric Utilities	10.9%
Special Tax	10.6%
Transportation	6.4%
Escrowed/Pre-Refunded	6.2%
Others (Individually Less Than 5%)	10.5%
Net Other Assets	7.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,907,864)		$ 4,153,908
Cash		330,532
Receivable for fund shares sold		4,757
Interest receivable		52,075
Prepaid expenses		9
Other receivables		12
Total assets		4,541,293

Liabilities
Payable for investments purchased Regular delivery	$ 3,100
Delayed delivery	51,464
Payable for fund shares redeemed	2,112
Distributions payable	3,705
Accrued management fee	1,033
Distribution and service plan fees payable	84
Other affiliated payables	729
Other payables and accrued expenses	53
Total liabilities		62,280

Net Assets		$ 4,479,013
Net Assets consist of:
Paid in capital		$ 4,234,788
Distributions in excess of net investment income		(1,174)
Accumulated undistributed net realized gain (loss) on investments		(645)
Net unrealized appreciation (depreciation) on investments		246,044
Net Assets		$ 4,479,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($115,397 ÷ 11,039.1 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class T: Net Asset Value and redemption price per share ($17,701 ÷ 1,694.2 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class B: Net Asset Value and offering price per share ($3,269 ÷ 312.7 shares)A	$ 10.45

Class C: Net Asset Value and offering price per share ($65,466 ÷ 6,260.4 shares)A	$ 10.46

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,003,449 ÷ 383,218.0 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($273,731 ÷ 26,164.5 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2011

Investment Income
Interest		$ 159,112

Expenses
Management fee	$ 12,199
Transfer agent fees	3,650
Distribution and service plan fees	932
Accounting fees and expenses	625
Custodian fees and expenses	49
Independent trustees' compensation	15
Registration fees	202
Audit	59
Legal	12
Miscellaneous	51
Total expenses before reductions	17,794
Expense reductions	(50)	17,744
Net investment income (loss)		141,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(645)
Change in net unrealized appreciation (depreciation) on investment securities		177,505
Net gain (loss)		176,860
Net increase (decrease) in net assets resulting from operations		$ 318,228

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,368	$ 163,512
Net realized gain (loss)	(645)	29,817
Change in net unrealized appreciation (depreciation)	177,505	(55,348)
Net increase (decrease) in net assets resulting from operations	318,228	137,981
Distributions to shareholders from net investment income	(142,667)	(163,474)
Distributions to shareholders from net realized gain	(4,880)	(18,404)
Total distributions	(147,547)	(181,878)
Share transactions - net increase (decrease)	31,139	(282,578)
Redemption fees	58	77
Total increase (decrease) in net assets	201,878	(326,398)

Net Assets
Beginning of period	4,277,135	4,603,533
End of period (including distributions in excess of net investment income of $1,174 and undistributed net investment income of $125, respectively)	$ 4,479,013	$ 4,277,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.318	.318	.325	.344	.357
Net realized and unrealized gain (loss)	.435	(.088)	.482	(.277)	.005
Total from investment operations	.753	.230	.807	.067	.362
Distributions from net investment income	(.321)	(.317)	(.327)	(.346)	(.357)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.333)	(.360)	(.327)	(.348)	(.372)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	7.65%	2.25%	8.43%	.69%	3.71%
Ratios to Average Net Assets D,F
Expenses before reductions	.68%	.68%	.71%	.68%	.68%
Expenses net of fee waivers, if any	.68%	.68%	.71%	.68%	.68%
Expenses net of all reductions	.68%	.68%	.71%	.61%	.61%
Net investment income (loss)	3.12%	3.09%	3.25%	3.55%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$ 115	$ 113	$ 106	$ 43	$ 6
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.319	.320	.328	.347	.355
Net realized and unrealized gain (loss)	.436	(.087)	.481	(.279)	.006
Total from investment operations	.755	.233	.809	.068	.361
Distributions from net investment income	(.323)	(.320)	(.329)	(.347)	(.356)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.335)	(.363)	(.329)	(.349)	(.371)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	7.67%	2.28%	8.46%	.70%	3.70%
Ratios to Average Net Assets D,F
Expenses before reductions	.67%	.66%	.69%	.68%	.68%
Expenses net of fee waivers, if any	.67%	.66%	.69%	.68%	.68%
Expenses net of all reductions	.67%	.65%	.68%	.63%	.63%
Net investment income (loss)	3.14%	3.11%	3.28%	3.53%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 13	$ 12	$ 9	$ 5
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.16	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) C	.254	.252	.261	.278	.289
Net realized and unrealized gain (loss)	.435	(.087)	.481	(.278)	.003
Total from investment operations	.689	.165	.742	-	.292
Distributions from net investment income	(.257)	(.252)	(.262)	(.279)	(.287)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.269)	(.295)	(.262)	(.281)	(.302)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Total Return A,B	6.98%	1.60%	7.73%	0.00% H	2.99%
Ratios to Average Net Assets D,F
Expenses before reductions	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of fee waivers, if any	1.32%	1.32%	1.35%	1.37%	1.37%
Expenses net of all reductions	1.31%	1.31%	1.35%	1.31%	1.30%
Net investment income (loss)	2.49%	2.46%	2.61%	2.85%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,269	$ 3,650	$ 3,261	$ 1,403	$ 546
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.16	$ 9.68	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) C	.240	.240	.252	.271	.283
Net realized and unrealized gain (loss)	.435	(.078)	.480	(.290)	.004
Total from investment operations	.675	.162	.732	(.019)	.287
Distributions from net investment income	(.243)	(.239)	(.252)	(.270)	(.282)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.255)	(.282)	(.252)	(.272)	(.297)
Redemption fees added to paid in capital C	- G	- G	- G	.001	- G
Net asset value, end of period	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Total Return A,B	6.82%	1.58%	7.63%	(.18)%	2.93%
Ratios to Average Net Assets D,F
Expenses before reductions	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of fee waivers, if any	1.46%	1.44%	1.45%	1.45%	1.42%
Expenses net of all reductions	1.45%	1.44%	1.45%	1.39%	1.35%
Net investment income (loss)	2.35%	2.33%	2.52%	2.78%	2.87%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 64	$ 49	$ 15	$ 3
Portfolio turnover rate E	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.15	$ 9.68	$ 9.96	$ 9.97
Income from Investment Operations
Net investment income (loss) B	.347	.347	.355	.372	.381
Net realized and unrealized gain (loss)	.435	(.077)	.472	(.278)	.006
Total from investment operations	.782	.270	.827	.094	.387
Distributions from net investment income	(.350)	(.347)	(.357)	(.373)	(.382)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.362)	(.390)	(.357)	(.375)	(.397)
Redemption fees added to paid in capital B	- F	- F	- F	.001	- F
Net asset value, end of period	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Total Return A	7.96%	2.65%	8.65%	.96%	3.97%
Ratios to Average Net Assets C,E
Expenses before reductions	.40%	.39%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.40%	.39%	.41%	.42%	.42%
Expenses net of all reductions	.40%	.39%	.41%	.38%	.37%
Net investment income (loss)	3.41%	3.38%	3.55%	3.79%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 4,003	$ 3,807	$ 3,775	$ 2,694	$ 2,013
Portfolio turnover rate D	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.17	$ 9.69	$ 9.97	$ 9.98
Income from Investment Operations
Net investment income (loss) B	.343	.341	.351	.369	.378
Net realized and unrealized gain (loss)	.435	(.087)	.481	(.276)	.006
Total from investment operations	.778	.254	.832	.093	.384
Distributions from net investment income	(.346)	(.341)	(.352)	(.372)	(.379)
Distributions from net realized gain	(.012)	(.043)	-	(.002)	(.015)
Total distributions	(.358)	(.384)	(.352)	(.374)	(.394)
Redemption fees added to paid in capital B	- F	- F	- F	.001	- F
Net asset value, end of period	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Total Return A	7.91%	2.49%	8.69%	.96%	3.95%
Ratios to Average Net Assets C,E
Expenses before reductions	.44%	.46%	.47%	.43%	.44%
Expenses net of fee waivers, if any	.44%	.46%	.47%	.43%	.44%
Expenses net of all reductions	.44%	.46%	.46%	.36%	.39%
Net investment income (loss)	3.37%	3.31%	3.50%	3.80%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 274	$ 277	$ 660	$ 253	$ 54
Portfolio turnover rate D	14%	18%	5%	8%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 250,854
Gross unrealized depreciation	(4,682)
Net unrealized appreciation (depreciation) on securities and other investments	$ 246,172

Tax Cost	$ 3,907,736

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (645)
Net unrealized appreciation (depreciation)	$ 246,172

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

No expiration
Short-term	$ (645)

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Tax-exempt Income	$ 142,667	$ 163,474
Long-term Capital Gains	4,880	18,404
Total	$ 147,547	$ 181,878

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $564,248 and $770,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .29% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 267	$ 12
Class T	-%	.25%	33	-
Class B	.65%	.25%	31	22
Class C	.75%	.25%	601	157
			$ 932	$ 191

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	2
Class B*	8
Class C*	14
$ 56

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 124.12
Class T	13.10
Class B	3.10
Class C	84.14
Intermediate Municipal Income	3,098.08
Institutional Class	328.12
	$ 3,650

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $42 and $8, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2011	2010
From net investment income
Class A	$ 3,370	$ 3,539
Class T	416	409
Class B	86	90
Class C	1,433	1,378
Intermediate Municipal Income	128,225	136,526
Institutional Class	9,137	21,532
Total	$ 142,667	$ 163,474
From net realized gain
Class A	$ 126	$ 483
Class T	15	56
Class B	4	16
Class C	72	272
Intermediate Municipal Income	4,330	16,416
Institutional Class	333	1,161
Total	$ 4,880	$ 18,404

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2011	2010	2011	2010
Class A
Shares sold	3,563	4,847	$ 36,321	$ 49,807
Reinvestment of distributions	245	274	2,493	2,809
Shares redeemed	(3,985)	(4,315)	(40,305)	(44,153)
Net increase (decrease)	(177)	806	$ (1,491)	$ 8,463
Class T
Shares sold	674	492	$ 6,926	$ 5,033
Reinvestment of distributions	33	34	335	353
Shares redeemed	(332)	(341)	(3,338)	(3,496)
Net increase (decrease)	375	185	$ 3,923	$ 1,890
Class B
Shares sold	28	114	$ 283	$ 1,178
Reinvestment of distributions	5	6	49	58
Shares redeemed	(84)	(77)	(848)	(789)
Net increase (decrease)	(51)	43	$ (516)	$ 447
Class C
Shares sold	1,639	2,729	$ 16,775	$ 28,057
Reinvestment of distributions	99	107	1,007	1,096
Shares redeemed	(1,810)	(1,290)	(18,310)	(13,219)
Net increase (decrease)	(72)	1,546	$ (528)	$ 15,934
Intermediate Municipal Income
Shares sold	106,346	127,500	$ 1,081,129	$ 1,308,373
Reinvestment of distributions	9,123	10,992	92,856	112,544
Shares redeemed	(111,915)	(130,552)	(1,129,814)	(1,334,297)
Net increase (decrease)	3,554	7,940	$ 44,171	$ 86,620
Institutional Class
Shares sold	13,604	38,492	$ 138,309	$ 394,494
Reinvestment of distributions	358	1,519	3,652	15,605
Shares redeemed	(15,429)	(77,239)	(156,381)	(806,031)
Net increase (decrease)	(1,467)	(37,228)	$ (14,420)	$ (395,932)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President
of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 4.52% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2010. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-UANN-0212
1.820143.106

Fidelity®

Strategic Income

Fund

Annual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Income Fund	4.64%	7.21%	8.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on December 31, 2001. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Market volatility took center stage during the 12 months ending December 31, 2011, stealing the spotlight from an improving global economy. Earlier in the year, aggressive monetary stimulus by the U.S. federal government, improving credit-market conditions and solid corporate earnings buoyed fixed-income asset prices. As the period progressed, however, fresh worries about sovereign debt in Europe, inflation in China, gridlock over raising the debt ceiling in the U.S. - along with Standard & Poor's subsequent downgrade of the nation's long-term sovereign credit rating - and a dimmed outlook for global growth punctured investor confidence and ignited volatility. Higher-quality fixed-income investments benefited from a rotation out of riskier asset classes during the spring and ended up outpacing their higher-yielding counterparts for the year. Accordingly, the Barclays Capital® U.S. Government Bond Index led the way with a gain of 9.02%, while the The BofA Merrill LynchSM US High Yield Constrained Index returned 4.37%. Hampered by financial woes in Europe, the sovereign debt of major economies outside the U.S., as represented by the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index, rose 4.86%, while the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advanced 8.46%, despite the head wind of an appreciating U.S. dollar, which hindered results.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Strategic Income Fund: For the year, the fund rose 4.64%, underperforming the 6.59% return of the Fidelity Strategic Income Composite Index. On balance, asset allocation modestly detracted from the fund's relative return. The biggest drag on performance, however, came from security selection within the subportfolios. The high-yield debt sleeve fell short of its benchmark and was the largest relative detractor, mainly due to unsuccessful security selection in the telecommunications and automotive/auto parts industries. The emerging-markets debt subportfolio had a particularly challenging third quarter and ended the period short of its index. Unfavorable market positioning more than offset positive security selection in the sleeve overall. Our U.S. government debt subportfolio delivered the biggest absolute return, but modestly trailed its benchmark, with sector selection hurting performance. Lastly, the developed-markets debt sleeve modestly lagged its index. Positive security selection in France, Japan and Italy was offset by weak picks in Canada and non-index stakes in the Netherlands and Belgium.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Actual	.70%	$ 1,000.00	$ 1,002.50	$ 3.53
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.68	$ 3.57

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	19.0	17.4
Japan Government	2.3	2.3
German Federal Republic	2.3	1.4
United Kingdom, Great Britain and Northern Ireland	2.0	1.9
Canadian Government	2.0	2.3
	27.6
Top Five Market Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	6.4	8.9
Energy	6.3	6.2
Telecommunication Services	5.3	6.7
Consumer Discretionary	5.1	5.2
Industrials	4.4	4.4
Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
U.S. Government and U.S. Government Agency Obligations† 28.4%	U.S. Government and U.S. Government Agency Obligations† 25.4%
AAA,AA,A 14.4%	AAA,AA,A 12.6%
BBB 4.7%	BBB 4.8%
BB 13.5%	BB 12.8%
B 23.2%	B 25.9%
CCC,CC,C 4.9%	CCC,CC,C 5.2%
Not Rated 2.7%	Not Rated 3.4%
Equities 0.7%	Equities 1.7%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 8.2%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2011*		As of June 30, 2011**
	Preferred Securities 0.3%		Preferred Securities 0.0%
	Corporate Bonds 34.9%		Corporate Bonds 36.6%
	U.S. Government and U.S. Government Agency Obligations† 28.4%		U.S. Government and U.S. Government Agency Obligations† 25.4%
	Foreign Government & Government Agency Obligations 22.5%		Foreign Government & Government Agency Obligations 21.4%
	Floating Rate Loans 5.5%		Floating Rate Loans 6.4%
	Stocks 0.7%		Stocks 1.7%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 8.2%
* Foreign investments	34.0%	** Foreign investments	33.2%
* Futures and Swaps	1.8%	** Futures and Swaps	1.1%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Annual Report

Investments December 31, 2011

Showing Percentage of Net Assets

Corporate Bonds - 34.5%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 7,641	$ 10,296
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	2,080
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37		17,940	15,980
TOTAL ENERGY			18,060
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		4,820	4,205
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	23,244
TOTAL CONVERTIBLE BONDS			55,805
Nonconvertible Bonds - 33.9%
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.8%
Affinia Group, Inc.:
9% 11/30/14		5,455	5,400
10.75% 8/15/16 (h)		1,593	1,728
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,610	1,658
Dana Holding Corp.:
6.5% 2/15/19		2,040	2,060
6.75% 2/15/21		12,265	12,388
Delphi Corp.:
5.875% 5/15/19 (h)		4,450	4,517
6.125% 5/15/21 (h)		4,130	4,192
Exide Technologies 8.625% 2/1/18		11,855	9,188
International Automotive Components Group SA 9.125% 6/1/18 (h)		4,835	4,303
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Lear Corp.:
7.875% 3/15/18		$ 1,240	$ 1,352
8.125% 3/15/20		1,375	1,513
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		2,210	2,553
Stoneridge, Inc. 9.5% 10/15/17 (h)		2,080	2,132
Tenneco, Inc.:
6.875% 12/15/20		5,580	5,747
7.75% 8/15/18		1,360	1,374
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,499	2,761
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)		4,405	4,432
			67,298
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (h)		2,060	2,101
General Motors Corp.:
6.75% 5/1/28 (d)		8,668	58
7.125% 7/15/13 (d)		1,455	10
7.2% 1/15/11 (d)		3,635	24
7.4% 9/1/25 (d)		455	3
7.7% 4/15/16 (d)		6,455	43
8.25% 7/15/23 (d)		4,400	29
8.375% 7/15/33 (d)		6,365	43
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)		3,425	3,558
			5,869
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		567	580
Hotels, Restaurants & Leisure - 0.9%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	6,765	3,722
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		3,930	4,264
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,235	1,300
11.625% 12/1/15 (h)		890	937
MCE Finance Ltd. 10.25% 5/15/18		6,970	7,597
MGM Mirage, Inc.:
6.625% 7/15/15		1,135	1,078
10% 11/1/16		3,840	3,994
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
10.375% 5/15/14		$ 1,235	$ 1,408
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,740	1,219
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (h)(m)		11,330	9,631
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)		2,470	2,612
NCL Corp. Ltd. 9.5% 11/15/18		1,310	1,356
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		995	973
Roadhouse Financing, Inc. 10.75% 10/15/17		3,650	3,486
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)		615	621
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)		1,380	773
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)		525	534
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		8,645	9,574
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)		752	410
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		19,415	21,357
			76,846
Household Durables - 0.8%
Jarden Corp. 6.125% 11/15/22		2,905	2,985
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		5,840	6,190
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (h)		10,870	10,979
9% 4/15/19 (h)		15,590	14,694
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)		5,380	5,272
8.25% 2/15/21 (h)		19,190	16,791
9% 5/15/18 (h)		390	371
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (h)		6,120	6,334
9.875% 8/15/19 (h)		2,105	2,031
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sealy Mattress Co. 10.875% 4/15/16 (h)		$ 1,177	$ 1,286
Standard Pacific Corp.:
8.375% 5/15/18		2,005	1,910
8.375% 1/15/21		3,850	3,638
			72,481
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		6,855	7,429
Eastman Kodak Co. 10.625% 3/15/19 (h)		3,065	2,329
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,464
			11,222
Media - 0.7%
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)		2,035	2,116
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)		8,360	8,903
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		3,402	3,930
Checkout Holding Corp. 0% 11/15/15 (h)		2,990	1,495
DISH DBS Corp. 6.75% 6/1/21		8,535	9,154
EchoStar Communications Corp. 7.125% 2/1/16		10,835	11,675
Gray Television, Inc. 10.5% 6/29/15		1,790	1,692
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (h)		4,255	2,596
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,884
8.5% 7/15/29		1,730	1,678
MDC Partners, Inc. 11% 11/1/16		755	793
MediMedia USA, Inc. 11.375% 11/15/14 (h)		770	678
ONO Finance II PLC 10.875% 7/15/19 (h)		1,015	903
Satelites Mexicanos SA de CV 9.5% 5/15/17		1,155	1,178
Sheridan Group, Inc. 12.5% 4/15/14		2,704	2,379
Sinclair Television Group, Inc. 8.375% 10/15/18		3,175	3,218
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,165	3,173
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		3,950	3,999
			61,444
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,348
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Claire's Stores, Inc. 8.875% 3/15/19		$ 1,550	$ 1,178
Michaels Stores, Inc. 7.75% 11/1/18		9,645	9,645
Sally Holdings LLC 6.875% 11/15/19 (h)		2,870	2,999
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,481
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)		2,505	2,492
			26,143
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		6,640	6,756
Levi Strauss & Co.:
7.625% 5/15/20		8,365	8,470
8.875% 4/1/16		1,535	1,589
Polymer Group, Inc. 7.75% 2/1/19 (h)		1,370	1,418
			18,233
TOTAL CONSUMER DISCRETIONARY			340,116
CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		705	726
16% 3/27/12 (h)		2,102	1,710
			2,436
Food & Staples Retailing - 0.4%
BFF International Ltd. 7.25% 1/28/20 (h)		2,880	3,175
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)		4,060	4,080
Grifols, Inc. 8.25% 2/1/18		4,285	4,478
Rite Aid Corp.:
8% 8/15/20		6,605	7,348
9.375% 12/15/15		4,510	4,341
9.5% 6/15/17		2,425	2,195
9.75% 6/12/16		3,290	3,586
10.25% 10/15/19		1,655	1,825
			31,028
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (h)		5,065	5,141
Darling International, Inc. 8.5% 12/15/18		1,020	1,130
Dean Foods Co. 9.75% 12/15/18		6,515	6,946
Gruma SAB de CV 7.75% (Reg. S) (i)		4,463	4,463
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Harbinger Group, Inc. 10.625% 11/15/15		$ 2,390	$ 2,336
Hines Nurseries, Inc. 10.25% 10/1/49 (d)		520	5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		4,120	4,671
MHP SA 10.25% 4/29/15 (h)		3,435	3,057
Michael Foods, Inc. 9.75% 7/15/18		1,680	1,768
Smithfield Foods, Inc. 10% 7/15/14		4,705	5,481
			34,998
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (h)		2,510	2,711
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,423
NBTY, Inc. 9% 10/1/18		4,475	4,867
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,674
			9,964
TOTAL CONSUMER STAPLES			81,137
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (h)		5,010	5,210
Complete Production Services, Inc. 8% 12/15/16		2,280	2,371
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,230
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		3,470	3,609
Oil States International, Inc. 6.5% 6/1/19		3,555	3,635
Pioneer Drilling Co. 9.875% 3/15/18		3,055	3,177
Precision Drilling Corp. 6.5% 12/15/21 (h)		850	854
Pride International, Inc. 6.875% 8/15/20		2,775	3,259
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,450	1,494
			26,839
Oil, Gas & Consumable Fuels - 5.9%
Afren PLC 11.5% 2/1/16 (h)		1,705	1,671
Alpha Natural Resources, Inc.:
6% 6/1/19		12,225	11,797
6.25% 6/1/21		6,230	6,012
Arch Coal, Inc. 7.25% 10/1/20		1,470	1,503
ATP Oil & Gas Corp. 11.875% 5/1/15		29,260	19,385
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Berry Petroleum Co.:
8.25% 11/1/16		$ 2,670	$ 2,777
10.25% 6/1/14		1,820	2,061
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (h)		3,360	3,259
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		12,895	13,024
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,747
Chesapeake Energy Corp. 6.875% 11/15/20		17,670	18,907
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (h)		2,180	2,180
Clayton Williams Energy, Inc. 7.75% 4/1/19 (h)		4,605	4,398
Concho Resources, Inc.:
6.5% 1/15/22		5,640	5,837
7% 1/15/21		2,565	2,754
8.625% 10/1/17		1,850	2,007
CONSOL Energy, Inc.:
8% 4/1/17		5,825	6,364
8.25% 4/1/20		5,980	6,578
Continental Resources, Inc.:
7.125% 4/1/21		2,265	2,446
8.25% 10/1/19		770	847
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)		2,010	1,955
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,742
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,846
9.75% 3/1/16		1,310	1,444
DTEK Finance BV 9.5% 4/28/15 (h)		2,635	2,400
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (h)		4,715	4,715
Energy Partners Ltd. 8.25% 2/15/18		5,860	5,596
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,942
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		11,470	12,445
EXCO Resources, Inc. 7.5% 9/15/18		5,700	5,358
Goodrich Petroleum Corp. 8.875% 3/15/19 (h)		3,050	3,035
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		$ 3,005	$ 3,005
7% 5/5/20 (h)		3,680	3,864
8.375% 7/2/13 (h)		2,775	2,917
9.125% 7/2/18 (h)		4,345	5,008
11.75% 1/23/15 (h)		4,235	4,955
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		18,125	18,759
8.625% 4/15/20		12,975	14,078
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		8,390	8,726
6.75% 11/1/20		1,690	1,766
Newfield Exploration Co. 6.875% 2/1/20		11,450	12,223
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (h)		4,135	4,424
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (h)		12,730	12,475
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		6,968	6,985
Pan American Energy LLC 7.875% 5/7/21 (h)		3,175	3,254
Peabody Energy Corp.:
6% 11/15/18 (h)		9,950	10,149
6.25% 11/15/21 (h)		9,950	10,249
7.875% 11/1/26		5,250	5,631
Pemex Project Funding Master Trust:
5.75% 3/1/18		4,595	5,020
6.625% 6/15/35		7,315	8,229
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		2,875	3,278
8.375% 12/10/18		3,170	3,852
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,811
Petroleos de Venezuela SA:
4.9% 10/28/14		19,215	15,036
5% 10/28/15		2,520	1,789
5.375% 4/12/27		15,770	7,688
5.5% 4/12/37		12,225	5,837
8% 11/17/13		4,005	3,795
8.5% 11/2/17 (h)		39,370	29,724
12.75% 2/17/22 (h)		15,690	13,140
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
5.5% 1/21/21		$ 4,255	$ 4,627
6% 3/5/20		2,680	3,022
6.5% 6/2/41		1,925	2,166
6.5% 6/2/41 (h)		1,925	2,156
6.625% (h)(i)		12,125	12,186
8% 5/3/19		2,420	3,019
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		1,894	1,856
Petroleum Development Corp. 12% 2/15/18		3,785	4,107
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	8,627
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,750	1,916
PT Pertamina Persero:
5.25% 5/23/21 (h)		2,930	2,989
6.5% 5/27/41 (h)		2,130	2,189
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,736
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		5,780	6,040
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,478
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,486
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,472
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (h)		2,425	2,425
11.25% 7/15/17		3,605	4,029
Teekay Corp. 8.5% 1/15/20		3,285	3,170
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,463
7.625% 4/1/37		1,550	1,846
8.375% 6/15/32		1,570	1,989
Venoco, Inc.:
8.875% 2/15/19		6,410	5,673
11.5% 10/1/17		4,610	4,656
WPX Energy, Inc. 6% 1/15/22 (h)		6,100	6,146
YPF SA 10% 11/2/28		1,545	1,692
			513,860
TOTAL ENERGY			540,699
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.2%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)		$ 5,130	$ 5,271
HSBC Bank PLC:
3.875% 10/24/18	EUR	1,000	1,324
5.75% 6/27/17 (f)	GBP	1,010	1,561
Penson Worldwide, Inc. 12.5% 5/15/17 (h)		3,245	1,947
			10,103
Commercial Banks - 1.2%
African Export-Import Bank 8.75% 11/13/14		1,680	1,802
Akbank T.A.S. 5.125% 7/22/15 (h)		4,655	4,480
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		2,215	2,403
6.5% 6/10/19 (h)		1,165	1,328
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,055	4,258
CIT Group, Inc.:
7% 5/1/15		0*	0*
7% 5/4/15 (h)		2,319	2,313
7% 5/1/16		0*	0*
7% 5/2/16 (h)		700	696
7% 5/1/17		1	1
7% 5/2/17 (h)		22,586	22,445
Co-Operative Bank PLC 4.75% 11/11/21	GBP	1,800	2,778
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (h)		2,600	2,561
Development Bank of Philippines 8.375% (i)(m)		5,840	6,249
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,329	3,029
Export-Import Bank of India 0.6957% 6/7/12 (m)	JPY	150,000	1,936
HSBK (Europe) BV:
7.25% 5/3/17 (h)		4,790	4,634
9.25% 10/16/13 (h)		5,000	5,225
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	181,000	1,028
8.2% 12/12/12	NGN	760,000	4,425
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	4,750	6,211
RSHB Capital SA 6% 6/3/21 (h)		1,985	1,737
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	4,200	5,585
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		$ 4,735	$ 3,172
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		1,765	1,677
Turkiye Garanti Bankasi A/S 2.9092% 4/20/16 (h)(m)		3,315	2,971
Turkiye Is Bankasi A/S 5.1% 2/1/16 (h)		3,390	3,288
US Bank NA 4.375% 2/28/17 (m)	EUR	1,250	1,497
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		9,785	9,736
			107,465
Consumer Finance - 1.4%
Ally Financial, Inc.:
3.6492% 2/11/14 (m)		15,330	14,487
7.5% 9/15/20		9,610	9,706
8% 3/15/20		15,750	16,144
Ford Motor Credit Co. LLC:
5.875% 8/2/21		7,120	7,418
12% 5/15/15		10,075	12,292
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,566
8% 11/1/31		6,005	5,668
GMAC LLC:
6.75% 12/1/14		3,485	3,502
8% 11/1/31		40,824	38,987
			118,770
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,165	3,149
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		5,225	4,520
BP Capital Markets PLC:
3.83% 10/6/17	EUR	2,450	3,370
4.325% 12/10/18	GBP	4,000	6,647
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (h)(m)		2,935	2,612
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		$ 9,290	$ 9,406
7.375% 6/1/20		4,895	5,128
7.875% 4/30/18		2,635	2,810
8.125% 4/30/20		6,280	6,877
CDW LLC/CDW Finance Corp. 8.25% 12/15/18 (f)		1,430	1,491
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	182	339
8.151% 12/31/30	GBP	390	814
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (h)		1,825	1,775
FireKeepers Development Authority 13.875% 5/1/15 (h)		1,320	1,498
General Motors Financial Co., Inc. 6.75% 6/1/18 (h)		5,660	5,773
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)		3,755	3,915
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		13,185	13,679
8% 1/15/18		25,185	26,192
Indo Energy Finance BV 7% 5/7/18 (h)		1,580	1,580
Kreditanstalt fuer Wiederaufbau 5.75% 6/7/32	GBP	1,700	3,482
Landry's Acquisition Co. 11.625% 12/1/15 (h)		1,965	2,073
Landrys Holdings, Inc. 11.5% 6/1/14 (h)		2,855	2,798
NCO Group, Inc. 11.875% 11/15/14		1,985	1,866
Offshore Group Investment Ltd. 11.5% 8/1/15		9,105	9,879
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		3,205	3,181
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (h)		3,100	3,263
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (h)		3,385	3,157
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (f)		3,030	3,015
TMK Capital SA 7.75% 1/27/18		2,305	1,965
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		3,860	4,391
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (h)		6,420	6,789
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		3,450	3,381
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (h)		$ 2,230	$ 2,158
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)		17,957	12,431
WM Finance Corp. 11.5% 10/1/18 (h)		13,545	13,376
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		6,510	6,315
			185,095
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (h)		2,620	2,751
USI Holdings Corp. 4.3322% 11/15/14 (h)(m)		823	751
			3,502
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		7,220	7,156
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		7,545	7,677
7.5% 2/15/20		4,325	4,628
Senior Housing Properties Trust 8.625% 1/15/12		3,610	3,616
			23,077
Real Estate Management & Development - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,015	5,140
Realogy Corp.:
7.875% 2/15/19 (h)		3,850	3,350
12% 4/15/17		2,449	1,910
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		755	780
			11,180
TOTAL FINANCIALS			459,192
HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.1%
Chiron Merger Sub, Inc. 10.5% 11/1/18 (h)		12,585	12,333
Health Care Providers & Services - 2.0%
Apria Healthcare Group, Inc. 11.25% 11/1/14		6,320	6,573
Community Health Systems, Inc. 8% 11/15/19 (h)		11,490	11,433
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,753
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.:
6.375% 11/1/18		$ 4,010	$ 4,120
6.625% 11/1/20		13,925	14,378
Emergency Medical Services Corp. 8.125% 6/1/19		5,700	5,686
ExamWorks Group, Inc. 9% 7/15/19 (h)		2,840	2,570
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	4,116
HCA Holdings, Inc. 7.75% 5/15/21		34,550	34,550
HCA, Inc.:
6.5% 2/15/16		3,410	3,444
6.5% 2/15/20		13,550	14,108
7.25% 9/15/20		21,345	22,466
7.5% 2/15/22		1,195	1,225
8% 10/1/18		1,200	1,263
Health Management Associates, Inc. 7.375% 1/15/20 (h)		2,585	2,650
HealthSouth Corp. 8.125% 2/15/20		6,585	6,626
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		12,060	10,522
InVentiv Health, Inc. 10% 8/15/18 (h)		795	712
Kindred Healthcare, Inc. 8.25% 6/1/19		1,865	1,567
LifePoint Hospitals, Inc. 6.625% 10/1/20		3,620	3,751
ResCare, Inc. 10.75% 1/15/19		2,445	2,527
Rotech Healthcare, Inc.:
10.5% 3/15/18		2,210	1,702
10.75% 10/15/15		3,655	3,564
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,080	1,091
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,560
Tenet Healthcare Corp. 6.25% 11/1/18 (h)		6,540	6,654
UHS Escrow Corp. 7% 10/1/18		910	936
United Surgical Partners International, Inc. 8.875% 5/1/17		705	710
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		3,755	3,605
Vanguard Health Systems, Inc. 0% 2/1/16		210	130
			175,992
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)		4,340	3,873
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.8%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		$ 5,110	$ 5,417
Leiner Health Products, Inc. 11% 6/1/12 (d)		2,435	122
Mylan, Inc.:
6% 11/15/18 (h)		9,900	10,209
7.625% 7/15/17 (h)		3,540	3,806
7.875% 7/15/20 (h)		6,390	7,061
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)		18,150	17,606
6.875% 12/1/18 (h)		21,340	21,447
7% 10/1/20 (h)		3,900	3,861
			69,529
TOTAL HEALTH CARE			261,727
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	380
12% 11/1/14 pay-in-kind		1,322	1,086
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (h)		8,595	8,423
7.125% 3/15/21 (h)		1,485	1,455
			11,344
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (h)		2,965	3,069
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (h)		6,360	5,565
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,235	3,365
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		4,726	4,962
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		703	682
Continental Airlines, Inc. 7.25% 11/10/19		4,189	4,462
Delta Air Lines, Inc. 9.5% 9/15/14 (h)		1,072	1,100
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,367	7,689
8.021% 8/10/22		3,241	3,180
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 1,833	$ 1,867
8.028% 11/1/17		565	548
United Air Lines, Inc.:
9.875% 8/1/13 (h)		1,716	1,752
12% 11/1/13 (h)		3,030	3,140
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		6,737	7,419
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		4,780	4,541
			50,272
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (h)		4,250	4,399
Commercial Services & Supplies - 1.5%
ACCO Brands Corp. 10.625% 3/15/15		520	576
ADS Tactical, Inc. 11% 4/1/18 (h)		1,465	1,437
American Reprographics Co. 10.5% 12/15/16		4,135	3,639
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (h)		2,680	2,466
Casella Waste Systems, Inc.:
7.75% 2/15/19		1,010	970
11% 7/15/14		1,275	1,371
Cenveo Corp. 10.5% 8/15/16 (h)		2,355	1,984
Covanta Holding Corp. 7.25% 12/1/20		4,475	4,703
Garda World Security Corp. 9.75% 3/15/17 (h)		2,020	2,040
International Lease Finance Corp.:
5.75% 5/15/16		10,645	9,873
6.25% 5/15/19		19,445	17,958
6.75% 9/1/16 (h)		12,755	13,074
7.125% 9/1/18 (h)		23,540	24,246
8.25% 12/15/20		7,970	8,050
8.625% 9/15/15		7,205	7,349
8.625% 1/15/22		8,240	8,292
8.75% 3/15/17		16,225	16,712
The Geo Group, Inc. 7.75% 10/15/17		2,520	2,671
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,069
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)		3,080	2,772
			136,252
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (h)(i)		$ 8,520	$ 8,328
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		610	608
Sensata Technologies BV 6.5% 5/15/19 (h)		4,840	4,792
			5,400
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (h)		9,320	9,809
13.5% 12/1/15 pay-in-kind (h)		3,704	3,954
			13,763
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		570	550
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	1,781
Cummins, Inc. 7.125% 3/1/28		1,825	2,315
Navistar International Corp. 8.25% 11/1/21		7,231	7,647
Terex Corp. 10.875% 6/1/16		4,115	4,547
Xerium Technologies, Inc. 8.875% 6/15/18 (h)		3,560	3,151
			19,991
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,315	1,667
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		3,870	2,941
8.875% 11/1/17		2,240	2,150
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)		1,195	944
SCF Capital Ltd. 5.375% 10/27/17 (h)		1,700	1,462
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,313
			11,477
Road & Rail - 0.3%
Georgian Railway Ltd. 9.875% 7/22/15		1,765	1,756
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		2,265	2,333
12.5% 4/1/16		9,220	10,695
Swift Services Holdings, Inc. 10% 11/15/18		9,360	9,781
Western Express, Inc. 12.5% 4/15/15 (h)		5,280	2,244
			26,809
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		$ 7,995	$ 8,395
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		2,956	3,074
TOTAL INDUSTRIALS			302,573
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		5,570	4,846
10.125% 11/1/15 pay-in-kind (m)		3,700	3,238
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,061
6.875% 1/15/20		1,860	1,981
Lucent Technologies, Inc.:
6.45% 3/15/29		18,525	13,292
6.5% 1/15/28		7,515	5,392
ViaSat, Inc. 8.875% 9/15/16		1,190	1,220
			31,030
Computers & Peripherals - 0.2%
Seagate HDD Cayman:
7% 11/1/21 (h)		5,730	5,873
7.75% 12/15/18 (h)		8,150	8,680
			14,553
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		1,925	1,829
Reddy Ice Corp.:
11.25% 3/15/15		2,375	2,227
13.25% 11/1/15		4,311	1,574
			5,630
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	7,984
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		3,575	2,789
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,600	2,808
7.875% 7/15/20		3,465	3,742
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. 7.375% 11/15/18		$ 4,005	$ 4,095
Telcordia Technologies, Inc. 11% 5/1/18 (h)		6,140	7,829
Unisys Corp.:
12.5% 1/15/16		2,625	2,802
12.75% 10/15/14 (h)		194	221
			24,286
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,440	1,476
8.125% 12/15/17		3,100	3,224
Freescale Semiconductor, Inc. 10.75% 8/1/20		2,098	2,187
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)		11,725	12,898
Spansion LLC 11.25% 1/15/16 (d)(h)		3,550	163
Viasystems, Inc. 12% 1/15/15 (h)		3,575	3,830
			23,778
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (h)		790	507
TOTAL INFORMATION TECHNOLOGY			107,768
MATERIALS - 2.9%
Chemicals - 0.7%
Braskem America Finance Co. 7.125% 7/22/41 (h)		1,930	1,872
Braskem Finance Ltd. 7% 5/7/20 (h)		4,280	4,590
Celanese US Holdings LLC 5.875% 6/15/21		2,325	2,418
Ferro Corp. 7.875% 8/15/18		3,875	3,904
Georgia Gulf Corp. 9% 1/15/17 (h)		9,670	10,226
Ineos Finance PLC 9% 5/15/15 (h)		2,410	2,440
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		3,822	3,784
Lyondell Chemical Co. 8% 11/1/17		1,600	1,752
LyondellBasell Industries NV 6% 11/15/21 (h)		2,780	2,877
Momentive Performance Materials, Inc. 9% 1/15/21		1,370	1,041
Nalco Co. 6.625% 1/15/19 (h)		5,675	6,526
NOVA Chemicals Corp.:
3.7836% 11/15/13 (m)		1,030	1,009
6.5% 1/15/12		4,615	4,615
OMNOVA Solutions, Inc. 7.875% 11/1/18		3,440	2,950
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)		3,144	3,128
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp. 7.375% 9/15/20		$ 1,645	$ 1,661
Solutia, Inc.:
7.875% 3/15/20		1,955	2,126
8.75% 11/1/17		2,800	3,038
TPC Group LLC 8.25% 10/1/17		1,965	1,970
			61,927
Construction Materials - 0.2%
Cemex Espana SA (Luxembourg) 9.25% 5/12/20 (h)		1,030	793
Cemex Finance LLC 9.5% 12/14/16 (h)		14,195	12,350
Cemex SA de CV:
5.5793% 9/30/15 (h)(m)		2,000	1,470
9% 1/11/18 (h)		2,130	1,699
			16,312
Containers & Packaging - 0.5%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)		4,292	3,562
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)		1,070	1,075
9.125% 10/15/20 (h)		4,020	3,940
Berry Plastics Corp.:
8.25% 11/15/15		4,100	4,356
9.75% 1/15/21		14,005	13,935
Berry Plastics Holding Corp. 4.4213% 9/15/14 (m)		505	467
BWAY Holding Co. 10% 6/15/18		2,265	2,412
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (m)		2,310	2,202
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21		4,615	4,823
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	4,069
7.5% 12/15/96		4,010	3,208
			44,049
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (h)		30	30
9% 12/15/14 pay-in-kind (d)(m)		2,510	0
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		3,955	4,281
7.75% 11/3/20 (h)		2,420	2,408
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Aperam:
7.375% 4/1/16 (h)		$ 700	$ 592
7.75% 4/1/18 (h)		880	726
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)		1,925	1,964
Calcipar SA 6.875% 5/1/18 (h)		1,725	1,596
Edgen Murray Corp. 12.25% 1/15/15		7,655	6,660
EVRAZ Group SA 8.25% 11/10/15 (h)		4,535	4,558
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		6,525	6,337
6.875% 2/1/18 (h)		13,295	12,564
7% 11/1/15 (h)		8,250	8,291
8.25% 11/1/19 (h)		20,195	20,346
McJunkin Red Man Corp. 9.5% 12/15/16		7,805	8,039
Metinvest BV 10.25% 5/20/15 (h)		3,355	3,164
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)		2,715	1,982
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)		1,025	917
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)		3,110	3,110
RathGibson, Inc. 11.25% 2/15/14 (d)		2,446	0*
Severstal Columbus LLC 10.25% 2/15/18		6,220	6,500
Southern Copper Corp. 6.75% 4/16/40		2,910	2,919
SunCoke Energy, Inc. 7.625% 8/1/19 (h)		1,190	1,187
Vedanta Resources PLC:
6.75% 6/7/16 (h)		5,155	4,330
8.25% 6/7/21 (h)		1,730	1,349
Votorantim Cimentos SA 7.25% 4/5/41 (h)		1,820	1,765
			105,615
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (h)		11,629	12,821
Clearwater Paper Corp. 7.125% 11/1/18		1,100	1,144
Georgia-Pacific LLC 5.4% 11/1/20 (h)		5,860	6,417
Glatfelter 7.125% 5/1/16		510	528
NewPage Corp.:
6.6794% 5/1/12 (d)(m)		2,460	172
11.375% 12/31/14 (d)		4,155	3,075
Sino-Forest Corp. 6.25% 10/21/17 (h)		4,925	1,231
			25,388
TOTAL MATERIALS			253,291
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 2.0%
Alestra SA de RL de CV 11.75% 8/11/14		$ 5,770	$ 6,376
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,129
9% 8/15/31		3,545	3,235
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)		5,523	5,288
12% 12/1/17 (h)		2,195	1,833
Frontier Communications Corp.:
8.25% 4/15/17		1,410	1,438
8.5% 4/15/20		16,970	17,394
8.75% 4/15/22		11,346	11,233
Sprint Capital Corp.:
6.875% 11/15/28		52,190	37,378
6.9% 5/1/19		8,295	6,823
8.75% 3/15/32		46,719	37,784
Telemar Norte Leste SA 5.5% 10/23/20 (h)		1,735	1,718
U.S. West Communications:
6.875% 9/15/33		2,265	2,247
7.25% 9/15/25		420	460
7.25% 10/15/35		1,205	1,205
7.5% 6/15/23		360	359
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)		3,190	2,903
11.75% 7/15/17 (h)		43,970	39,353
			179,156
Wireless Telecommunication Services - 2.6%
Clearwire Escrow Corp. 12% 12/1/15 (h)		9,080	8,694
Cricket Communications, Inc. 7.75% 10/15/20		14,415	12,613
Digicel Group Ltd.:
8.25% 9/1/17 (h)		2,150	2,172
8.875% 1/15/15 (h)		29,820	29,224
9.125% 1/15/15 pay-in-kind (h)(m)		16,969	16,841
10.5% 4/15/18 (h)		30,955	31,110
12% 4/1/14 (h)		11,685	13,116
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (h)		10,020	10,095
7.5% 4/1/21 (h)		18,860	19,001
8.5% 11/1/19		3,755	3,948
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
9.5% 6/15/16		$ 16,115	$ 16,921
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,440	3,479
MTS International Funding Ltd. 8.625% 6/22/20 (h)		7,170	7,699
NII Capital Corp.:
7.625% 4/1/21		16,770	16,602
10% 8/15/16		8,915	10,119
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		10,314	9,592
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		5,575	5,687
VimpelCom Holdings BV 7.5043% 3/1/22 (h)		5,510	4,628
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (h)		3,490	3,263
7.748% 2/2/21 (h)		2,225	1,897
			226,701
TOTAL TELECOMMUNICATION SERVICES			405,857
UTILITIES - 2.6%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (h)		2,520	2,444
Chivor SA E.S.P. 9.75% 12/30/14 (h)		2,700	3,051
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,625	1,333
Empresas Publicas de Medellin 8.375% 2/1/21 (h)	COP	2,080,000	1,133
InterGen NV 9% 6/30/17 (h)		15,930	16,766
Majapahit Holding BV:
7.75% 1/20/20 (h)		3,085	3,579
8% 8/7/19 (h)		1,605	1,878
National Power Corp. 6.875% 11/2/16 (h)		1,715	1,951
			32,135
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,490	1,505
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,680
8% 3/1/32		6,265	7,738
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		$ 2,210	$ 2,243
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		7,020	6,423
			27,589
Independent Power Producers & Energy Traders - 1.9%
Atlantic Power Corp. 9% 11/15/18 (h)		7,965	7,985
Calpine Corp.:
7.5% 2/15/21 (h)		5,455	5,741
7.875% 7/31/20 (h)		7,920	8,415
7.875% 1/15/23 (h)		23,630	24,930
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (h)		8,240	8,796
Energy Future Holdings Corp.:
10% 1/15/20		7,860	8,253
10.875% 11/1/17		2,985	2,388
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		37,926	39,822
11% 10/1/21 (h)		26,975	25,626
NRG Energy, Inc.:
7.625% 5/15/19 (h)		6,505	6,261
7.875% 5/15/21 (h)		6,505	6,261
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (h)		2,705	3,260
7.39% 12/2/24 (h)		2,565	3,116
TXU Corp.:
5.55% 11/15/14		995	706
6.5% 11/15/24		10,685	4,755
6.55% 11/15/34		21,560	9,163
			165,478
Multi-Utilities - 0.0%
Emgesa SA ESP 8.75% 1/25/21 (h)	COP	1,445,000	805
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (h)		$ 1,705	$ 1,752
TOTAL UTILITIES			227,759
TOTAL NONCONVERTIBLE BONDS			2,980,119
TOTAL CORPORATE BONDS (Cost $3,009,210)			3,035,924
U.S. Government and Government Agency Obligations - 23.0%

U.S. Government Agency Obligations - 1.8%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.375% 12/28/12		7,470	7,486
0.625% 10/30/14		1,809	1,811
0.75% 12/19/14		30,571	30,666
Federal Home Loan Bank:
0.375% 11/27/13		11,125	11,115
0.875% 8/22/12		4,870	4,890
0.875% 12/27/13		625	631
Freddie Mac:
0.375% 11/30/12		1,107	1,109
0.625% 12/29/14		12,369	12,360
0.75% 11/25/14		46,320	46,404
1% 7/30/14		5,900	5,965
1% 8/27/14		3,655	3,691
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,260
5.685% 5/15/12		1,765	1,801
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		313	328
Tennessee Valley Authority:
3.875% 2/15/21		12,880	14,689
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 5,000	$ 6,448
5.375% 4/1/56		6,100	8,237
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			159,891
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		7,047	9,523
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12		16,965	17,046
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			26,569
U.S. Treasury Obligations - 18.7%
U.S. Treasury Bonds:
3.125% 11/15/41		5,000	5,225
3.75% 8/15/41		32,228	37,813
4.375% 5/15/41		131,898	171,451
5.25% 2/15/29		16,790	23,183
6.125% 8/15/29		6,000	9,086
6.25% 8/15/23 (l)		7,000	10,014
7.5% 11/15/16		6,120	8,071
7.5% 11/15/24		9,329	14,883
7.875% 2/15/21		5,350	8,162
8% 11/15/21		7,600	11,875
9.875% 11/15/15		7,956	10,789
U.S. Treasury Notes:
0.125% 8/31/13		60,500	60,403
0.125% 12/31/13 (k)		15,260	15,224
0.25% 11/30/13		15,000	15,004
0.25% 9/15/14		45,772	45,668
0.25% 12/15/14		10,000	9,969
0.375% 6/30/13		130,184	130,509
0.375% 7/31/13		31,330	31,407
0.5% 8/15/14		36,642	36,814
0.5% 10/15/14		65,000	65,279
0.625% 7/15/14		41,942	42,270
0.75% 6/15/14		14,495	14,654
0.875% 11/30/16 (g)		75,695	75,937
0.875% 12/31/16		20,000	20,041
1% 9/30/16		71,568	72,328
1% 10/31/16		23,400	23,634
1.25% 10/31/15		15,650	16,055
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 12/31/18 (k)		$ 67,481	$ 67,608
1.75% 10/31/18		114,027	117,359
1.875% 6/30/15		4,929	5,166
1.875% 9/30/17		27,900	29,175
2% 11/15/21		18,000	18,197
2.125% 11/30/14		47,593	49,991
2.125% 5/31/15		3,490	3,685
2.125% 8/15/21		49,347	50,588
2.375% 8/31/14		20,300	21,386
2.375% 9/30/14		7,764	8,193
2.375% 10/31/14		19,649	20,760
2.375% 6/30/18		38,941	41,731
2.5% 3/31/15		1,076	1,148
2.5% 4/30/15		21,941	23,420
2.625% 7/31/14		12,532	13,268
2.75% 11/30/16		10,000	10,921
3% 2/28/17		15,000	16,594
3.125% 10/31/16		22,651	25,121
3.125% 1/31/17		25,536	28,393
3.125% 5/15/19		25,780	28,898
3.125% 5/15/21		7,009	7,822
4.25% 8/15/15		10,961	12,424
4.5% 5/15/17		48,040	56,987
TOTAL U.S. TREASURY OBLIGATIONS			1,644,583
Other Government Related - 2.2%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (j)		2,494	2,511
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (j)		8,000	8,123
1.875% 6/4/12 (FDIC Guaranteed) (j)		15,000	15,108
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (j)		16,000	16,221
1.875% 11/15/12 (FDIC Guaranteed) (j)		6,141	6,230
2% 3/30/12 (FDIC Guaranteed) (j)		8,000	8,036
2.125% 7/12/12 (FDIC Guaranteed) (j)		1,406	1,420
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (j)		22,315	22,619
2.125% 12/21/12 (FDIC Guaranteed) (j)		12,000	12,224
2.625% 12/28/12 (FDIC Guaranteed) (j)		4,680	4,792
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - continued
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (j)		$ 19,849	$ 20,106
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6241% 12/7/20 (NCUA Guaranteed) (m)		4,149	4,161
Series 2011-R1 Class 1A, 0.7241% 1/8/20 (NCUA Guaranteed) (m)		6,345	6,350
Series 2011-R4 Class 1A, 0.6541% 3/6/20 (NCUA Guaranteed) (m)		4,213	4,215
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,312
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,669
3.45% 6/12/21 (NCUA Guaranteed)		23,400	25,207
TOTAL OTHER GOVERNMENT RELATED			190,304
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,926,812)			2,021,347
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 0.9%
1.926% 9/1/33 (m)		672	704
2.026% 11/1/35 (m)		775	813
2.115% 10/1/35 (m)		92	96
2.165% 11/1/33 (m)		135	143
2.303% 6/1/36 (m)		47	50
2.31% 1/1/35 (m)		328	346
2.393% 9/1/36 (m)		159	167
2.403% 3/1/33 (m)		178	188
2.474% 11/1/36 (m)		58	62
2.492% 2/1/37 (m)		700	744
2.5% 7/1/35 (m)		306	325
2.509% 2/1/36 (m)		137	145
2.527% 6/1/47 (m)		187	199
2.587% 5/1/35 (m)		1,408	1,499
2.605% 5/1/36 (m)		90	95
2.631% 4/1/36 (m)		534	566
2.93% 8/1/35 (m)		923	983
3.791% 6/1/40 (m)		2,225	2,320
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
4% 9/1/13		$ 114	$ 120
4% 1/1/42 (k)		57,000	59,876
4.5% 8/1/41		969	1,035
5% 2/1/16 to 4/1/22		317	341
5.5% 10/1/20 to 4/1/21		6,817	7,405
5.954% 3/1/37 (m)		94	102
6% 6/1/16 to 10/1/38		1,127	1,235
6.5% 5/1/12 to 5/1/27		504	553
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES			80,112
Freddie Mac - 0.4%
1.847% 3/1/35 (m)		199	206
2.051% 5/1/37 (m)		123	129
2.075% 3/1/37 (m)		46	48
2.079% 1/1/36 (m)		94	99
2.283% 6/1/33 (m)		396	413
2.35% 7/1/35 (m)		440	469
2.388% 10/1/36 (m)		487	514
2.395% 12/1/36 (m)		1,417	1,480
2.399% 10/1/35 (m)		390	405
2.44% 6/1/37 (m)		305	319
2.456% 5/1/37 (m)		741	786
2.461% 12/1/33 (m)		769	803
2.469% 5/1/37 (m)		1,292	1,376
2.49% 9/1/35 (m)		76	81
2.5% 5/1/37 (m)		100	103
2.529% 4/1/37 (m)		151	161
2.622% 1/1/35 (m)		1,033	1,098
2.644% 2/1/36 (m)		21	22
2.795% 7/1/36 (m)		161	171
2.798% 7/1/35 (m)		319	337
2.81% 4/1/35 (m)		797	829
2.93% 2/1/37 (m)		90	94
3.058% 1/1/37 (m)		413	439
3.135% 10/1/35 (m)		68	72
3.586% 6/1/37 (m)		88	93
4.5% 8/1/33 to 10/1/41		6,770	7,211
5.138% 4/1/35 (m)		52	54
5.5% 11/1/18 to 11/1/21		17,648	19,124
5.847% 6/1/37 (m)		51	53
6.5% 9/1/12 to 3/1/22		2,157	2,342
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
6.656% 8/1/37 (m)		$ 184	$ 194
7.22% 4/1/37 (m)		8	8
TOTAL FREDDIE MAC			39,533
Ginnie Mae - 0.4%
4% 9/15/25		858	921
4.751% 12/20/60 (r)		2,068	2,270
5.492% 4/20/60 (r)		8,334	9,360
5.5% 2/20/60 (r)		17,816	19,610
TOTAL GINNIE MAE			32,161
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $148,532)			151,806
Asset-Backed Securities - 0.0%

Clock Finance BV Series 2007-1:
Class B2, 1.691% 2/25/15 (m)	EUR	600	739
Class C2, 1.871% 2/25/15 (m)	EUR	300	365
Geldilux Ltd. Series 2007-TS Class C, 2.056% 9/8/14 (m)	EUR	350	446
Leek Finance PLC:
Series 17X Class A2A, 1.2084% 12/21/37 (m)	GBP	121	183
Series 18X Class BC, 2.218% 9/21/38 (m)	EUR	600	661
TOTAL ASSET-BACKED SECURITIES (Cost $2,647)			2,394
Collateralized Mortgage Obligations - 3.7%

U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 2011-63 Class FL, 0.6936% 7/25/41 (m)		14,435	14,466
Series 2011-67 Class AJ, 4% 7/25/26 (o)		2,105	240
Fannie Mae Guaranteed Mortgage pass-thru certificates:
floater:
Series 2011-83 Class FB, 0.7936% 9/25/41 (m)		10,943	10,930
Series 2011-89 Class FP, 0.5936% 3/25/39 (m)		14,049	14,028
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,283
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		4,590	5,099
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Guaranteed Mortgage pass-thru certificates: - continued
sequential payer: - continued
Series 2009-14 Class EB, 4.5% 3/25/24		$ 3,370	$ 3,676
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,542
Series 2010-109 Class IM, 5.5% 9/25/40 (o)		9,051	1,353
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		4,768	464
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7936% 9/25/23 (m)		1,627	1,632
Series 2010-86 Class FE, 0.7436% 8/25/25 (m)		2,197	2,207
Series 2011-104 Class FK, 0.6636% 3/25/39 (m)		8,274	8,249
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		65	70
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,461
Series 2003-70 Class BJ, 5% 7/25/33		815	915
Series 2004-80 Class LD, 4% 1/25/19		1,306	1,350
Series 2005-52 Class PB, 6.5% 12/25/34		674	720
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		222	240
Series 2004-91 Class Z, 5% 12/25/34		4,058	4,578
Series 2004-95 Class AN, 5.5% 1/25/25		812	861
Series 2005-117, Class JN, 4.5% 1/25/36		735	815
Series 2005-47 Class HK, 4.5% 6/25/20		3,350	3,649
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,462
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		1,287	110
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		2,363	192
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		4,762	675
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835, 0.6283% 5/15/38 (m)		13,602	13,591
planned amortization class:
Series 3856 Class KF, 0.7283% 5/15/41 (m)		9,727	9,716
Series 3867, 0.6283% 4/15/40 (m)		16,243	16,249
Freddie Mac:
floater 0.5783% 7/15/36 (m)		11,788	11,758
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		141	155
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 2115 Class PE, 6% 1/15/14		$ 26	$ 27
Series 3737 Class GB, 4.5% 4/15/39		6,006	6,718
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.7783% 6/15/18 (m)		61	61
Series 3346 Class FA, 0.5083% 2/15/19 (m)		7,648	7,659
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		244	261
Series 2381 Class OG, 5.5% 11/15/16		157	168
Series 2425 Class JH, 6% 3/15/17		306	330
Series 2672 Class MG, 5% 9/15/23		3,063	3,467
Series 2684 Class FP, 0.7783% 1/15/33 (m)		8,552	8,586
Series 2695 Class DG, 4% 10/15/18		3,475	3,716
Series 2996 Class MK, 5.5% 6/15/35		380	424
Series 3147 Class PF, 0.5783% 4/15/36 (m)		3,749	3,731
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		405	448
Series 2570 Class CU, 4.5% 7/15/17		31	32
Series 2627:
Class BG, 3.25% 6/15/17		31	32
Class KP, 2.87% 12/15/16		3	3
Series 2877 Class ZD, 5% 10/15/34		5,305	5,968
Series 2987 Class HE, 4.5% 6/15/20		3,940	4,212
Series 3277 Class B, 4% 2/15/22		2,600	2,832
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,310
Series 3578, Class B, 4.5% 9/15/24		3,410	3,755
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,087
Series 2863 Class DB, 4% 9/15/14		38	38
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.6149% 7/20/60 (m)(r)		5,931	5,803
Series 2010-H18 Class AF, 0.5394% 9/20/60 (m)(r)		6,177	6,068
Series 2010-H19 Class FG, 0.5849% 8/20/60 (m)(r)		7,773	7,606
Series 2010-H27 Series FA, 0.6649% 12/20/60 (m)(r)		2,315	2,274
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H03 Class FA, 0.7849% 1/20/61 (m)(r)		$ 7,217	$ 7,141
Series 2011-H05 Class FA, 0.7849% 12/20/60 (m)(r)		4,375	4,329
Series 2011-H07 Class FA, 0.7849% 2/20/61 (m)(r)		7,372	7,271
Series 2011-H12 Class FA, 0.7749% 2/20/61 (m)(r)		9,550	9,437
Series 2011-H13 Class FA, 0.7849% 4/20/61 (m)(r)		4,025	3,984
Series 2011-H14:
Class FB, 0.7849% 5/20/61 (m)(r)		4,520	4,493
Class FC, 0.7849% 5/20/61 (m)(r)		4,658	4,630
Series 2011-H17 Class FA, 0.8149% 6/20/61 (m)(r)		5,837	5,788
Series 2011-H21 Class FA, 0.8849% 10/20/61 (m)(r)		5,630	5,600
planned amortization:
Series 2011-61 Class OP, 5/20/40 (p)		4,713	4,151
Series 2011-79, 6/20/40 (p)		8,135	6,823
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,956
Series 2004-79 Class FA, 0.5849% 1/20/31 (m)		154	154
Series 2010-42 Class OP, 4/20/40 (p)		10,750	9,016
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,228	11,001
Class ZC, 5.5% 7/16/34		10,521	12,437
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $322,398)			326,563
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3828% 10/22/37 (m)	GBP	850	903
German Residential Asset Note Distributor PLC Series 1 Class A, 1.819% 7/20/16 (m)	EUR	1,038	1,220
London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (m)	GBP	550	761
Commercial Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (m)	GBP	768	1,104
Skyline BV Series 2007-1 Class D, 2.394% 7/22/43 (m)	EUR	1,000	1,108
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,422)			5,096
Foreign Government and Government Agency Obligations - 22.8%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 11,397	$ 8,292
2.5% 12/31/38 (f)		7,340	2,587
7% 9/12/13		26,215	25,639
7% 10/3/15		32,085	29,345
Bahamian Republic 6.95% 11/20/29 (h)		2,960	3,315
Bahrain Kingdom 5.5% 3/31/20		2,025	1,914
Banco Central del Uruguay:
value recovery A rights 1/2/21 (q)		500,000	0
value recovery B rights 1/2/21 (q)		750,000	0
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (h)		2,650	2,977
Belarus Republic:
8.75% 8/3/15 (Reg. S)		13,725	11,890
8.95% 1/26/18		2,465	2,120
Bermuda Government 5.603% 7/20/20 (h)		1,745	1,941
Brazilian Federative Republic:
7.125% 1/20/37		2,320	3,207
8.25% 1/20/34		2,410	3,639
8.75% 2/4/25		1,339	1,998
8.875% 10/14/19		1,300	1,807
10.125% 5/15/27		5,890	9,807
12.25% 3/6/30		3,757	7,157
Canada Housing Trust No. 1 1.3293% 9/15/16 (m)	CAD	28,500	27,782
Canadian Government:
1.5% 6/1/12	CAD	14,500	14,270
2% 6/1/16	CAD	77,050	78,096
3.25% 6/1/21	CAD	42,200	46,062
5% 6/1/37	CAD	21,850	31,354
Central Bank of Nigeria warrants 11/15/20 (a)(q)		2,750	495
City of Buenos Aires 12.5% 4/6/15 (h)		11,180	11,767
Colombian Republic:
4.375% 7/12/21		3,745	4,007
7.375% 1/27/17		2,685	3,276
7.375% 3/18/19		2,045	2,582
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Colombian Republic: - continued
7.375% 9/18/37		$ 5,400	$ 7,560
10.375% 1/28/33		6,035	10,229
11.75% 2/25/20		2,570	4,048
Congo Republic 3% 6/30/29 (f)		6,783	4,816
Croatia Republic:
6.375% 3/24/21 (h)		4,915	4,497
6.625% 7/14/20 (h)		5,990	5,586
6.75% 11/5/19 (h)		4,490	4,277
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (h)		5,980	5,965
6.25% 7/27/21 (h)		3,140	3,116
7.4% 1/22/15 (h)		4,560	4,720
Dominican Republic:
1.5522% 8/30/24 (m)		5,288	4,614
7.5% 5/6/21 (h)		5,275	5,235
9.04% 1/23/18 (h)		2,503	2,728
Dutch Government:
1.75% 1/15/13	EUR	59,300	78,024
2.75% 1/15/15	EUR	41,950	57,443
El Salvador Republic:
7.375% 12/1/19 (h)		2,040	2,203
7.625% 2/1/41 (h)		1,830	1,830
7.65% 6/15/35 (Reg. S)		2,595	2,647
7.75% 1/24/23 (Reg. S)		2,139	2,321
8.25% 4/10/32 (Reg. S)		1,137	1,234
European Union 3.375% 5/10/19	EUR	7,000	9,513
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		1,920	1,891
French Republic:
OAT 4.5% 4/25/41	EUR	9,865	14,621
2.5% 7/25/16	EUR	5,150	6,826
3.25% 10/25/21	EUR	23,960	31,208
4% 4/25/18	EUR	24,000	33,846
4% 4/25/55	EUR	5,350	7,282
Gabonese Republic 8.2% 12/12/17 (h)		2,300	2,634
Georgia Republic 6.875% 4/12/21 (h)		5,610	5,778
German Federal Republic:
1.25% 10/14/16	EUR	64,200	84,908
3.25% 7/4/21	EUR	65,250	95,422
3.25% 7/4/42	EUR	9,650	14,805
Ghana Republic:
8.5% 10/4/17 (h)		2,635	2,859
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Ghana Republic: - continued
14.25% 7/29/13	GHS	3,020	1,834
14.99% 3/11/13	GHS	12,525	7,691
15.65% 6/3/13	GHS	965	598
Hungarian Republic:
4.75% 2/3/15		$ 1,825	$ 1,661
6.25% 1/29/20		3,045	2,725
6.375% 3/29/21		5,328	4,742
7.625% 3/29/41		5,041	4,411
Indonesian Republic:
4.875% 5/5/21 (h)		3,210	3,435
5.875% 3/13/20 (h)		5,495	6,223
6.625% 2/17/37 (h)		4,115	4,989
6.875% 1/17/18 (h)		3,940	4,639
7.75% 1/17/38 (h)		6,255	8,460
8.5% 10/12/35 (Reg. S)		5,910	8,525
11.625% 3/4/19 (h)		6,545	9,670
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		11,005	8,336
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		17,962	22,922
5.5% 12/4/23		7,400	9,431
Italian Republic:
3.75% 8/1/16	EUR	32,150	37,915
4.25% 3/1/20	EUR	31,950	35,690
4.5% 3/1/19	EUR	27,600	31,553
5% 9/1/40	EUR	20,950	21,337
Japan Government:
0.2% 7/15/12	JPY	3,650,000	47,444
1.1% 6/20/20	JPY	5,309,500	70,746
1.8% 6/20/18	JPY	2,430,000	34,169
1.9% 9/20/30	JPY	2,950,000	39,511
2% 9/20/40	JPY	434,000	5,756
Jordanian Kingdom 3.875% 11/12/15		2,025	1,909
Lebanese Republic:
4% 12/31/17		9,576	9,456
5.15% 11/12/18		1,325	1,312
Lithuanian Republic:
5.125% 9/14/17 (h)		1,485	1,455
6.125% 3/9/21 (h)		3,905	3,910
6.75% 1/15/15 (h)		1,890	1,975
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Lithuanian Republic: - continued
7.375% 2/11/20 (h)		$ 3,830	$ 4,156
Namibia Republic of 5.5% 11/3/21 (h)		3,175	3,231
Peruvian Republic:
3% 3/7/27 (f)		4,225	3,634
5.625% 11/18/50		3,165	3,434
7.35% 7/21/25		2,685	3,564
8.75% 11/21/33		6,690	10,219
Philippine Republic:
6.375% 1/15/32		1,820	2,155
6.5% 1/20/20		2,630	3,143
7.5% 9/25/24		990	1,257
7.75% 1/14/31		2,925	3,920
9.5% 2/2/30		6,260	9,617
9.875% 1/15/19		2,375	3,295
10.625% 3/16/25		5,055	7,962
Polish Government:
5.125% 4/21/21		2,935	2,983
6.375% 7/15/19		5,975	6,632
Provincia de Cordoba 12.375% 8/17/17 (h)		4,735	3,977
Provincia de Neuquen Argentina 7.875% 4/26/21 (h)		1,845	1,863
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,380	10,152
Republic of Nigeria 6.75% 1/28/21 (h)		4,065	4,228
Republic of Senegal 8.75% 5/13/21 (h)		3,195	3,163
Republic of Serbia 6.75% 11/1/24 (h)		24,115	22,668
Russian Federation:
7.5% 3/31/30 (Reg. S)		50,856	59,059
11% 7/24/18 (Reg. S)		2,295	3,133
12.75% 6/24/28 (Reg. S)		9,215	15,712
State of Qatar:
3.125% 1/20/17 (h)		3,175	3,207
5.75% 1/20/42 (h)		2,435	2,630
Turkish Republic:
0% 2/20/13	TRY	9,145	4,294
5.125% 3/25/22		2,595	2,478
5.625% 3/30/21		3,975	4,005
6% 1/14/41		2,000	1,888
6.75% 4/3/18		6,175	6,731
6.75% 5/30/40		5,130	5,284
6.875% 3/17/36		10,350	10,764
7% 9/26/16		6,445	7,077
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Turkish Republic: - continued
7.25% 3/15/15		$ 4,015	$ 4,370
7.25% 3/5/38		7,325	7,984
7.375% 2/5/25		10,570	11,931
7.5% 7/14/17		6,010	6,769
7.5% 11/7/19		4,885	5,551
11.875% 1/15/30		4,955	8,077
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		5,900	4,897
Ukraine Government:
6.25% 6/17/16 (h)		6,035	5,281
6.385% 6/26/12 (h)		17,575	17,399
6.75% 11/14/17 (h)		4,655	4,003
6.875% 9/23/15 (h)		4,915	4,411
7.65% 6/11/13 (h)		9,225	8,868
7.75% 9/23/20 (h)		3,215	2,781
7.95% 2/23/21 (h)		3,040	2,668
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,925	2,031
United Kingdom, Great Britain and Northern Ireland:
2% 1/22/16	GBP	28,575	46,594
3.75% 9/7/21	GBP	23,525	42,259
4.25% 12/7/40	GBP	40,620	77,663
5% 3/7/12	GBP	8,100	12,684
United Mexican States:
5.125% 1/15/20		5,988	6,856
5.625% 1/15/17		3,478	3,991
5.75% 10/12/10		5,188	5,525
5.95% 3/19/19		3,880	4,611
6.05% 1/11/40		9,516	11,633
6.5% 6/10/21	MXN	58,515	4,235
6.75% 9/27/34		7,220	9,440
7.5% 4/8/33		2,420	3,400
8.3% 8/15/31		2,325	3,482
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		4,325	6,044
8% 11/18/22		4,662	6,376
Venezuelan Republic:
oil recovery rights 4/15/20 (q)		70,968	1,934
6% 12/9/20		4,270	2,605
7% 3/31/38		3,720	2,148
7.75% 10/13/19 (Reg. S)		6,500	4,648
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Venezuelan Republic: - continued
8.5% 10/8/14		$ 4,615	$ 4,292
9% 5/7/23 (Reg. S)		16,915	11,925
9.25% 9/15/27		10,965	7,895
9.25% 5/7/28 (Reg. S)		7,080	4,903
9.375% 1/13/34		5,900	4,056
10.75% 9/19/13		6,515	6,580
11.75% 10/21/26 (Reg. S)		7,110	5,884
11.95% 8/5/31 (Reg. S)		13,005	10,664
12.75% 8/23/22		19,345	17,459
13.625% 8/15/18		4,600	4,508
Vietnamese Socialist Republic:
1.3258% 3/12/16 (m)		2,594	2,205
4% 3/12/28 (f)		11,199	9,183
6.75% 1/29/20 (h)		1,530	1,538
6.875% 1/15/16 (h)		7,190	7,406
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,942,587)			2,009,604
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Remy International, Inc. (a)	172,410	2,888
Automobiles - 0.0%
General Motors Co. (a)	5,762	117
General Motors Co.:
warrants 7/10/16 (a)	115,383	1,353
warrants 7/10/19 (a)	115,383	902
		2,372
Hotels, Restaurants & Leisure - 0.0%
Station Holdco LLC (s)(t)	3,084,514	1,851
Station Holdco LLC warrants 6/15/18 (a)(s)(t)	165,967	5
		1,856
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Haights Cross Communications, Inc. (a)	13,227	$ 98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	6
HMH Holdings, Inc. (a)(t)	2,083,261	521
HMH Holdings, Inc. warrants 3/9/17 (a)(t)	532,267	0
RDA Holding Co. warrants 2/19/14 (a)(t)	8,635	0
		625
TOTAL CONSUMER DISCRETIONARY		7,741
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.0%
Delta Air Lines, Inc. (a)	18,356	149
Building Products - 0.1%
Nortek, Inc. (a)	222,792	5,828
Nortek, Inc. warrants 12/7/14 (a)	6,267	17
		5,845
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A	5,465	437
Class B (a)	1,821	146
		583
Transportation Infrastructure - 0.0%
DeepOcean Group Holding A/S (h)	361,938	5,750
TOTAL INDUSTRIALS		12,333
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp.	44,695	334
Spansion, Inc. Class A (a)	5,103	42
		376
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.2%
Chemtura Corp. (a)	89,243	$ 1,012
Georgia Gulf Corp. (a)	167,152	3,258
LyondellBasell Industries NV Class A	249,643	8,111
Tronox, Inc.	13,690	1,479
		13,860
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	3,666	212
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	34,504	1,898
Rathgibson Acquisition Co. LLC Class A (a)(t)	95,156	1,525
		3,423
TOTAL MATERIALS		17,495
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	169
TOTAL COMMON STOCKS (Cost $75,122)		38,114
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	209,100	7,162
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	3,500	3,328
TOTAL CONSUMER DISCRETIONARY		10,490
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
GMAC LLC 7.00% (h)	18,622	13,129
TOTAL PREFERRED STOCKS (Cost $24,000)		23,619
Floating Rate Loans - 4.4%
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.8342% 7/24/14 (m)	$ 4,889	$ 4,669
Tranche DD, term loan 2.8% 7/24/14 (m)	504	481
		5,150
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (m)	385	327
Leisure Equipment & Products - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (m)	1,330	1,323
Tranche B 1LN, term loan 4.7635% 6/7/18 (m)	3,995	3,975
		5,298
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (m)	305	302
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (m)	6,040	5,375
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (m)	4,970	4,871
		10,548
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (m)	10,840	10,623
Michaels Stores, Inc. Tranche B1, term loan 2.765% 10/31/13 (m)	9,518	9,375
		19,998
TOTAL CONSUMER DISCRETIONARY		41,321
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (m)	8,785	8,807
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (m)	2,140	2,145
U.S. Foodservice term loan 5.75% 3/31/17 (m)	7,384	7,089
		18,041
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (m)	4,298	4,234
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (m)	$ 7,129	$ 7,093
TOTAL CONSUMER STAPLES		29,368
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (m)	3,439	3,418
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (m)	7,158	6,890
		10,308
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (m)	305	283
Credit-Linked Deposit 4.4933% 10/10/16 (m)	618	548
term loan 4.6914% 10/10/16 (m)	8,819	7,827
Tranche B, term loan 3.4414% 10/10/13 (m)	3,178	2,948
Tranche DD, term loan 3.4414% 10/10/13 (m)	901	835
		12,441
TOTAL FINANCIALS		22,749
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.1%
Kinetic Concepts, Inc. Tranche B-1, term loan 7% 5/4/18 (m)	4,650	4,697
Health Care Providers & Services - 0.5%
DaVita, Inc. Tranche A, term loan 2.8% 10/20/15 (m)	6,300	6,221
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (m)	12,367	12,058
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (m)	28,313	27,817
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (m)	2,249	2,226
		48,322
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (m)	$ 11,075	$ 11,047
TOTAL HEALTH CARE		64,066
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (m)	1,515	1,500
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.33% 12/31/18 (m)	8,141	7,571
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (m)	9,894	9,499
US Airways Group, Inc. term loan 2.7963% 3/23/14 (m)	9,257	8,031
		25,101
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (m)	4,298	4,245
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (m)	13,938	12,196
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (m)	975	965
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.634% 12/3/14 (m)	10,584	10,320
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (m)	7,974	7,944
		18,264
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (m)	2,771	2,771
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (m)	568	566
Tranche D, term loan 1% 5/13/14 (m)(u)	1,000	996
		1,562
TOTAL INDUSTRIALS		66,604
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (m)	$ 868	$ 855
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (m)	2,637	2,446
Flextronics International Ltd.:
Tranche B A1, term loan 2.5463% 10/1/14 (m)	1,008	987
Tranche B A2, term loan 2.5463% 10/1/14 (m)	88	86
Tranche B A3, term loan 2.5202% 10/1/14 (m)	102	100
Tranche B-A, term loan 2.5218% 10/1/14 (m)	3,507	3,436
		7,055
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5202% 12/1/16 (m)	15,910	15,114
NXP BV:
term loan 4.5% 3/4/17 (m)	5,221	4,960
Tranche A 2LN, term loan 5.5% 3/4/17 (m)	6,125	5,910
		25,984
Software - 0.1%
Kronos, Inc.:
Tranche B 1LN, term loan 5.3292% 6/11/17 (m)	7,181	6,966
Tranche B 2LN, term loan 10.5792% 6/11/18 (m)	1,495	1,465
		8,431
TOTAL INFORMATION TECHNOLOGY		42,325
MATERIALS - 0.2%
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (m)	7,031	6,996
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2783% 4/3/15 (m)	14,844	14,176
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (m)	1,290	1,281
TOTAL MATERIALS		22,453
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Asurion LLC term loan 9% 5/24/19 (m)	7,510	7,397
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (m)	$ 282	$ 281
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (m)	5,950	5,653
Tranche B, term loan 5.25% 4/2/18 (m)	9,824	9,800
		23,131
UTILITIES - 0.8%
Electric Utilities - 0.7%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7763% 10/10/17 (m)	93,267	59,108
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (m)	4,032	3,952
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (m)	7,916	7,906
		11,858
TOTAL UTILITIES		70,966
TOTAL FLOATING RATE LOANS (Cost $393,650)		382,983
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (m)	5,126	4,818
Goldman Sachs 1.25% 12/14/19 (m)	5,422	5,097
0% 12/14/19 (m)	831	782
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $9,927)		10,697
Fixed-Income Funds - 1.2%
	Shares
Fidelity Floating Rate Central Fund (n) (Cost $74,663)	1,091,492	107,294
Preferred Securities - 0.3%
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 8,100	$ 8,614
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (i)(m)	1,675	1,827
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (i)(m)	5,365	4,793
8.125% (i)(m)	3,520	3,099
		7,892
TOTAL FINANCIALS		9,719
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (i)	6,650	6,394
TOTAL PREFERRED SECURITIES (Cost $23,661)		24,727
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.11% (b) (Cost $705,431)	705,431,382	705,431
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.02%, dated 12/30/11 due 1/3/12 (Collateralized by U.S. Government Obligations) # (c) (Cost $70,552)	$ 70,552	$ 70,552
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $8,735,615)		8,916,151
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(110,413)
NET ASSETS - 100%		$ 8,805,738
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
730 CBOT 2 Year U.S. Treasury Notes Contracts	March 2012	$ 160,999	$ 135

The face value of futures purchased as a percentage of net assets is 1.8%
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,517,927,000 or 17.2% of net assets.

(i) Security is perpetual in nature with no stated maturity date.

(j) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $117,390,000 or 1.3% of net assets.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $429,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Quantity represents share amount.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,800,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 20,936
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 155
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 505
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710
Station Holdco LLC	6/17/11	$ 2,921
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787

(u) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,000,000 and $996,000, respectively. The coupon rate will be determined at time of settlement.

* Amounts represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$70,552,000 due 1/03/12 at 0.02%
Mizuho Securities USA, Inc.	$ 70,552
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 660
Fidelity Floating Rate Central Fund	8,230
Total	$ 8,890
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 241,807	$ -	$ 133,242	$ 107,294	3.8%
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,231	$ 12,422	$ 3,849	$ 1,960
Financials	13,129	-	13,129	-
Industrials	12,333	5,977	-	6,356
Information Technology	376	376	-	-
Materials	17,495	12,593	1,479	3,423
Utilities	169	169	-	-
Corporate Bonds	3,035,924	-	3,030,559	5,365
U.S. Government and Government Agency Obligations	2,021,347	-	2,021,347	-
U.S. Government Agency - Mortgage Securities	151,806	-	151,806	-
Asset-Backed Securities	2,394	-	2,394	-
Collateralized Mortgage Obligations	326,563	-	326,563	-
Commercial Mortgage Securities	5,096	-	5,096	-
Foreign Government and Government Agency Obligations	2,009,604	-	2,001,336	8,268
Floating Rate Loans	382,983	-	382,656	327
Sovereign Loan Participations	10,697	-		10,697
Fixed-Income Funds	107,294	107,294	-	-
Preferred Securities	24,727	-	24,727	-
Other	-	-	-	-
Money Market Funds	705,431	705,431	-	-
Cash Equivalents	70,552	-	70,552	-
Total Investments in Securities:	$ 8,916,151	$ 844,262	$ 8,035,493	$ 36,396
Derivative Instruments:
Assets
Futures Contracts	$ 135	$ 135	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,152
Total Realized Gain (Loss)	(3,842)
Total Unrealized Gain (Loss)	976
Cost of Purchases	23,856
Proceeds of Sales	(17,736)
Amortization/Accretion	190
Transfers in to Level 3	22,164
Transfers out of Level 3	(364)
Ending Balance	$ 36,396
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (3,520)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts	$ 135	$ -
Total Interest Rate Risk (a)	$ 135	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.0%
Netherlands	3.0%
Canada	2.8%
United Kingdom	2.6%
Germany	2.5%
Japan	2.3%
Venezuela	2.2%
Luxembourg	1.9%
Italy	1.4%
Bermuda	1.4%
Mexico	1.2%
Turkey	1.2%
France	1.2%
Russia	1.0%
Others (Individually Less Than 1%)	9.3%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2011
Assets
Investment in securities, at value (including securities loaned of $69,221 and repurchase agreements of $70,552) - See accompanying schedule: Unaffiliated issuers (cost $7,955,521)	$ 8,103,426
Fidelity Central Funds (cost $780,094)	812,725
Total Investments (cost $8,735,615)		$ 8,916,151
Cash		485
Foreign currency held at value (cost $138)		138
Receivable for investments sold		88,499
Receivable for fund shares sold		13,054
Dividends receivable		158
Interest receivable		101,704
Distributions receivable from Fidelity Central Funds		514
Receivable for daily variation margin on futures contracts		57
Prepaid expenses		23
Other receivables		248
Total assets		9,121,031

Liabilities
Payable for investments purchased Regular delivery	$ 109,148
Delayed delivery	106,001
Payable for fund shares redeemed	13,938
Distributions payable	10,409
Accrued management fee	4,095
Other affiliated payables	902
Other payables and accrued expenses	248
Collateral on securities loaned, at value	70,552
Total liabilities		315,293

Net Assets		$ 8,805,738
Net Assets consist of:
Paid in capital		$ 8,610,256
Undistributed net investment income		57,990
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,170)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,662
Net Assets, for 814,431 shares outstanding		$ 8,805,738
Net Asset Value, offering price and redemption price per share ($8,805,738 ÷ 814,431 shares)		$ 10.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2011
Investment Income
Dividends		$ 5,664
Interest		436,838
Income from Fidelity Central Funds		8,890
Total income		451,392

Expenses
Management fee	$ 48,193
Transfer agent fees	9,231
Accounting and security lending fees	1,513
Custodian fees and expenses	344
Independent trustees' compensation	31
Registration fees	390
Audit	170
Legal	40
Miscellaneous	80
Total expenses before reductions	59,992
Expense reductions	(4)	59,988
Net investment income (loss)		391,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	139,884
Fidelity Central Funds	23,647
Foreign currency transactions	1,216
Futures contracts	878
Swap agreements	(122)
Total net realized gain (loss)		165,503
Change in net unrealized appreciation (depreciation) on: Investment securities	(176,135)
Assets and liabilities in foreign currencies	(1,808)
Futures contracts	135
Swap agreements	87
Delayed delivery commitments	(745)
Total change in net unrealized appreciation (depreciation)		(178,466)
Net gain (loss)		(12,963)
Net increase (decrease) in net assets resulting from operations		$ 378,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 391,404	$ 404,208
Net realized gain (loss)	165,503	197,603
Change in net unrealized appreciation (depreciation)	(178,466)	114,112
Net increase (decrease) in net assets resulting from operations	378,441	715,923
Distributions to shareholders from net investment income	(412,484)	(383,403)
Distributions to shareholders from net realized gain	(192,709)	(157,290)
Total distributions	(605,193)	(540,693)
Share transactions Proceeds from sales of shares	2,907,663	2,731,367
Reinvestment of distributions	539,521	481,949
Cost of shares redeemed	(2,448,903)	(2,583,459)
Net increase (decrease) in net assets resulting from share transactions	998,281	629,857
Total increase (decrease) in net assets	771,529	805,087

Net Assets
Beginning of period	8,034,209	7,229,122
End of period (including undistributed net investment income of $57,990 and undistributed net investment income of $81,457, respectively)	$ 8,805,738	$ 8,034,209
Other Information Shares
Sold	260,152	246,078
Issued in reinvestment of distributions	48,946	43,579
Redeemed	(219,344)	(233,583)
Net increase (decrease)	89,754	56,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.81	$ 8.72	$ 10.48	$ 10.64
Income from Investment Operations
Net investment income (loss) B	.512	.579	.626	.583	.594
Net realized and unrealized gain (loss)	(.006)	.469	2.074	(1.726)	(.032)
Total from investment operations	.506	1.048	2.700	(1.143)	.562
Distributions from net investment income	(.538)	(.548)	(.530)	(.557)	(.584)
Distributions from net realized gain	(.248)	(.220)	(.080)	(.060)	(.138)
Total distributions	(.786)	(.768)	(.610)	(.617)	(.722)
Net asset value, end of period	$ 10.81	$ 11.09	$ 10.81	$ 8.72	$ 10.48
Total Return A	4.64%	9.93%	31.77%	(11.37)%	5.44%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.74%	.73%	.73%
Expenses net of fee waivers, if any	.70%	.71%	.74%	.73%	.73%
Expenses net of all reductions	.70%	.71%	.74%	.73%	.73%
Net investment income (loss)	4.59%	5.22%	6.33%	5.89%	5.61%
Supplemental Data
Net assets, end of period (in millions)	$ 8,806	$ 8,034	$ 7,229	$ 4,189	$ 5,257
Portfolio turnover rate D	229%	203%	202%	255%	140%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2011

(Amounts in thousands except percentages)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of December 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 440,614
Gross unrealized depreciation	(239,287)
Net unrealized appreciation (depreciation) on securities and other investments	$ 201,327

Tax Cost	$ 8,714,824

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,653
Undistributed long-term capital gain	$ 9,285
Net unrealized appreciation (depreciation)	$ 199,318

The tax character of distributions paid was as follows:

	December 31, 2011	December 31, 2010
Ordinary Income	$ 472,739	$ 461,793
Long-term Capital Gains	132,454	78,900
Total	$ 605,193	$ 540,693

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified on the Schedule of Investments. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 878	$ 135
Swap Agreements	(122)	87
Totals (a)	$ 756	$ 222

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Annual Report

5. Derivative Instruments - continued

Swap Agreements - continued

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $9,917,605 and $9,892,003, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $104.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 21, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as President and a Director of Strategic Advisers, Inc. (2011-present), President of the Global Asset Allocation Group (2011-present), and as Vice Chairman of Pyramis Global Advisers, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of the Global Asset Allocation Group (2009-2011) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Income Fund voted to pay on February 13, 2012, to shareholders of record at the opening of business on February 10, 2012 a distribution of $0.012 per share derived from capital gains realized from sales of portfolio securities.

A total of 6.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $232,895,362 of distributions paid during the period January 1, 2011 to December 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2011, $107,451,723, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FSN-UANN-0212
1.787743.108

Item 2. Code of Ethics

As of the end of the period, December 31, 2011, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Intermediate Municipal Income Fund and Fidelity Strategic Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Municipal Income Fund	$53,000	$-	$2,200	$3,400
Fidelity Strategic Income Fund	$158,000	$-	$4,500	$5,200

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Municipal Income Fund	$55,000	$-	$2,200	$4,300
Fidelity Strategic Income Fund	$158,000	$-	$4,300	$5,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2011A	December 31, 2010A
Audit-Related Fees	$3,845,000	$2,505,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2011 A	December 31, 2010 A
PwC	$5,065,000	$5,025,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2012